--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter.....................................................   1
GENERATION FUNDS:
Investment Review......................................................   3
Portfolios of Investments:
 Aetna Ascent Fund.....................................................   8
 Aetna Crossroads Fund.................................................  16
 Aetna Legacy Fund.....................................................  24
Statements of Assets and Liabilities...................................  31
Statements of Operations...............................................  33
Statements of Changes in Net Assets....................................  34
Notes to Financial Statements..........................................  40
Additional Information.................................................  47
Financial Highlights...................................................  48
Independent Auditors' Report...........................................  60

                               PRESIDENT'S LETTER

Dear Valued Shareholder,

Thank you for investing in the Aetna Series Fund, Inc. With more than 7,500 mutual funds available in today's market, we particularly appreciate your having chosen our products.

Let's recap the market. Twelve months ago, high U.S. market volatility and a number of significant international economic problems created anxiety in the markets. With the arrival of 1999, however, fears began to abate and the financial market environment improved. By mid-year, emerging markets began to rebound. European performance offered hope for its best potential in a decade. An early-year economic improvement in Japan had been initially viewed as a short-term statistical anomaly. However, by summer, improving private-sector demand suggested that Japan's recovery might last.

As welcome as this foreign economic robustness might have been, when combined with a loss of momentum by the U.S. dollar and signs of possible inflationary pressures down the line, the Federal Reserve has increased short-term interest rates twice. This has led to a sell-off in U.S. bond markets and a flattening of equity-market returns. In fact, the U.S. or domestic market, as a whole, produced negative returns for the calendar quarter ending September 30. Still, the U.S. economy continues to show signs of steadiness and vigor. Today, leading economic reports indicate that the U.S. economy is growing robustly - without generating an acceleration in inflation.

At Aetna Series Fund, Inc., and its advisor Aeltus Investment Management, Inc., we strive to continuously improve our products and services. Here are some highlights of our efforts since we last wrote to you:

o AETNA PRINCIPAL PROTECTION FUND I enjoyed a successful offering period, as investors committed over $160 million to the fund; AETNA PRINCIPAL PROTECTION FUND II is currently in its offering period. These innovative total-return funds offer investors downside protection - while providing investors the opportunity for upside market potential.

o AETNA MUTUAL FUNDS was listed among the best-selling fund groups for September, based on new incoming flows of dollars (Barron's, November 1, 1999).

o Fifteen of our nineteen mutual funds OUTPERFORMED THEIR BENCHMARKS for the one-year period ended October 31, 1999, based upon Class I returns.

o     Aeltus critical business systems are now YEAR 2000 READY.

o As of November 1, 1999, Aetna Ascent Fund, Aetna Crossroads Fund and Aetna Legacy Fund have LOWER EXPENSE CAPS. Lowering the total expenses charged to investors will contribute to higher returns for investors.

As we stand at the gateway to a new fund year - and to a new century - you have our commitment to bringing you our best in products and services. We wish you a prosperous new year.

Sincerely,

/s/ John Y. Kim                              /s/ J. Scott Fox

John Y. Kim                                  J. Scott Fox
President and Chief Investment Officer       President
Aeltus Investment Management, Inc.           Aetna Series Fund, Inc.

                               AETNA ASCENT FUND
                               Growth of $10,000

[The following table was depicted as a mountain chart in the printed material.]

                                   Jan-95                              Dec-95                              Oct-96
Aetna Ascent Fund (Class I)        10,000   10,286   11,010   11,850   12,362   12,766   13,350   14,024   14,114   15,510   15,337
Russell 3000 Index                 10,000   10,901   11,927   13,001   13,680   14,428   15,030   15,473   15,757   17,587   15,802
Ascent Composite Index             10,000   10,572   11,221   11,811   12,293   12,655   13,043   13,429   13,592   14,558   13,472

                                            Oct-97                              Oct-98                              Oct-99
Aetna Ascent Fund (Class I)        17,744   17,868   18,225   19,822   18,930   17,528   19,184   19,792   20,185   19,922
Russell 3000 Index                 18,961   18,578   19,778   22,462   22,238   21,642   23,254   26,393   26,374   27,002
Ascent Composite Index             15,325   15,283   15,800   16,890   16,335   15,960   17,009   17,642   17,747   17,751

                              AETNA CROSSROADS FUND
                                Growth of $10,000

[The following table was depicted as a mountain chart in the printed material.]

                                   Jan-95                              Dec-95                              Oct-96
Aetna Crossroads Fund (Class I)    10,000   10,289   10,930   11,670   12,105   12,428   12,875   13,444   13,566   14,566   14,492
Salomon Broad Index                10,000   10,506   11,150   11,362   11,855   11,649   11,706   11,924   12,192   12,331   12,255
Crossroads Composite Index         10,000   10,562   11,182   11,662   12,122   12,354   12,659   13,002   13,179   13,901   13,100

                                            Oct-97                              Oct-98                              Oct-99
Aetna Crossroads Fund (Class I)    16,318   16,504   16,919   18,075   17,495   16,360   17,599   18,044   18,185   18,047
Salomon Broad Index                12,857   13,119   13,487   13,600   13,872   14,352   14,583   14,457   14,219   14,422
Crossroads Composite Index         14,572   14,629   15,069   15,888   15,573   15,472   16,281   16,706   16,741   16,806

                                AETNA LEGACY FUND
                                Growth of $10,000

[The following table was depicted as a mountain chart in the printed material.]

                                   Jan-95                              Dec-95                              Oct-96
Aetna Legacy Fund (Class I)        10,000   10,303   10,870   11,489   11,889   12,102   12,471   12,863   13,019   13,728   13,678
Salomon Broad Index                10,000   10,506   11,150   11,362   11,855   11,649   11,706   11,924   12,192   12,331   12,255
Legacy Composite Index             10,000   10,551   11,143   11,513   11,953   12,059   12,283   12,584   12,776   13,270   12,735

                                            Oct-97                              Oct-98                              Oct-99
Aetna Legacy Fund (Class I)        15,020   15,095   15,427   16,251   16,050   15,474   16,379   16,664   16,726   16,711
Salomon Broad Index                12,857   13,119   13,487   13,600   13,872   14,352   14,583   14,457   14,219   14,422
Legacy Composite Index             13,851   13,993   14,364   14,932   14,814   14,967   15,551   15,784   15,754   15,874


                                                      See Definition of Terms. 3

    ---------------------------------------------------------------------
                          Average Annual Total Returns
                     for the period ended October 31, 1999*
    ---------------------------------------------------------------------
                     Ascent           Crossroads           Legacy
    ---------------------------------------------------------------------
                1 Year  Inception  1 Year  Inception  1 Year  Inception
    ---------------------------------------------------------------------
    Class I     13.66%   15.36%    10.31%   13.02%    7.99%    11.23%
    ---------------------------------------------------------------------
    Class A:
     POP (1)    6.83%    13.36%    3.77%    11.05%    1.46%     9.29%
     NAV (2)    13.35%   14.76%    10.10%   12.42%    7.65%    10.64%
    ---------------------------------------------------------------------
    Class B:
                7.45%    13.96%    4.28%    11.63%    1.86%     9.83%
     w/CDSC (3)
     NAV        12.45%   14.21%    9.28%    11.90%    6.86%    10.12%
    ---------------------------------------------------------------------
    Class C:
                11.47%   14.21%    8.30%    11.90%    5.88%    10.12%
     w/CDSC (4)
     NAV        12.47%   14.21%    9.30%    11.90%    6.88%    10.12%
    ---------------------------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/95), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Ascent Fund has added the Russell 3000 Index as the primary benchmark. Ascent is the most aggressive of the Generation Funds with a larger allocation to equities. The Russell 3000 is a broad-based equity index which includes large cap, mid cap, small cap and REIT securities which are reflective of the domestic equity allocation of the Fund. The Crossroads Fund and Legacy Fund have added the Salomon Smith Barney Broad Investment Grade Bond (Salomon Broad) Index as the primary benchmark. Crossroads and Legacy are the more conservative of the Generation Funds with a larger allocation to fixed income securities. The Salomon Broad Index is a broad-based bond index which is reflective of the domestic bond allocation of the Funds.

The secondary benchmarks for the Funds are the composite benchmarks which are made up of seven asset class indices. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities and allocations of the Funds.

                             AETNA GENERATION FUNDS

HOW DID THE FUNDS PERFORM DURING THE PERIOD?

For the year ended October 31, 1999, the performance for the Generation Funds (Ascent, Crossroads and Legacy) and their respective benchmarks and composite indices are listed below.

---------------------------------------------------------------------------------------------------
                         FUND RETURN                            BENCHMARK INDEX    COMPOSITE INDEX
GENERATION FUNDS           CLASS I     BENCHMARK INDEX               RETURN             RETURN
---------------------------------------------------------------------------------------------------
Ascent                      13.66%     Russell 3000 Index (a)        24.78%             11.36%
Crossroads                  10.31%     Salomon Broad Index (b)        0.49%              8.73%
Legacy                       7.99%     Salomon Broad Index (b)        0.49%              6.13%


4 See Definition of Terms.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUNDS?

Serving as a backdrop for each of the Generation Funds' performance are the returns for the various indices for each of the asset classes among which the Generation Funds allocate investments for the year ended October 31, 1999. The Composite Indices are comprised of the seven stock and bond indices (listed below) in weights that correspond to the particular benchmark weights for each fund.

--------------------------------------------------------------------------------
ASSET CLASS                        BENCHMARK INDEX                INDEX RETURN
--------------------------------------------------------------------------------
Large Company Stocks               S&P 500 Index (c)                 25.66%
Small/Mid Company Stocks           Russell 2500 Index (d)            18.00%
International Stocks               MSCI EAFE Index (e)               23.37%
Real Estate Stocks                 NAREIT Equity Index (f)           -7.04%
Domestic Bonds                     Salomon Broad Index (b)            0.49%
International Bonds                S.B. Non-U.S. WGBI Index (g)      -2.96%
Cash Equivalents                   U.S. 90 Day T-Bill (h)             4.64%

Over the past twelve months, the S&P 500 Index raced ahead, led by large cap growth stocks, particularly in the technology sector. For example, the S&P 500 Growth Index(i) was up 31.5%, compared to 19.0% for the S&P 500 Value Index(j). Small cap stocks came in considerably behind with the S&P SmallCap 600 Index(k) returning just 12.0%.

Stocks advanced despite rising interest rates. For example, the benchmark, 30-year U.S. Treasury bond, yielded 5.16% on October 31, 1998, but a year later the yield had climbed by a full percentage point to 6.16%. Usually, stocks have difficulty during such an adverse interest rate environment. What explains the astounding performance? Attractive valuation certainly does not. According to our valuation disciplines and those of most others market watchers including Federal Reserve Chairman Alan Greenspan, the market has been overvalued as compared to historic norms for the entire period. Earnings growth during the period was solid but not spectacular, so earnings alone do not provide the answer.

Perhaps the flood of liquidity coming into U.S. stocks from both domestic and foreign investors best explains the behavior of the domestic equity market over the past twelve months. Foreign markets tumbled during the fall of 1998, scaring many investors into the "safe haven" of U.S. markets. In addition, U.S. investors continued their enthusiasm for owning stock mutual funds, particularly index and growth funds. This liquidity naturally flowed to the largest and most liquid stocks.

WHAT INVESTMENTS INFLUENCED THE FUNDS' PERFORMANCE OVER THE PAST TWELVE MONTHS?

The following exhibits show the progression of asset allocation for each of the three Generation Funds.

---------------------------------------------------------------------------------------------------
ASSET ALLOCATION:          % OF
                         NET ASSETS   NOTIONAL VALUE*      ECONOMIC EXPOSURE*
ASSET CLASS               10/31/99      OF FUTURES      10/31/99       10/31/98  BENCHMARK    RANGE
---------------------------------------------------------------------------------------------------
ASCENT
------
Large Cap Stocks             27%           (5)%            22%            18%       20%       0-60%
Small/Mid Cap Stocks         10%           --              10%            26%       20%       0-40%
International Stocks         17%            9%             26%            14%       20%       0-40%
International Bonds           --            1%              1%             --       10%       0-20%
Real Estate Stocks           26%           --              26%            35%       20%       0-40%
Fixed Income                  8%           --               8%             5%       10%       0-30%
Cash Equivalents             12%           (5)%             7%             2%        --       0-30%
                         -----------------------------------------------------------------
                            100%           --             100%           100%      100%
                         =================================================================


                                                      See Definition of Terms. 5

---------------------------------------------------------------------------------------------------
ASSET ALLOCATION:          % OF
                         NET ASSETS   NOTIONAL VALUE*      ECONOMIC EXPOSURE*
ASSET CLASS               10/31/99      OF FUTURES      10/31/99       10/31/98  BENCHMARK    RANGE
---------------------------------------------------------------------------------------------------
CROSSROADS
----------
Large Cap Stocks             20%           (4)%            16%            14%       15%       0-45%
Small/Mid Cap Stocks          8%           --               8%            20%       15%       0-30%
International Stocks         12%            8%             20%            12%       15%       0-30%
International Bonds           1%            1%              2%             3%       10%       0-20%
Real Estate Stocks           18%           --              18%            26%       15%       0-30%
Fixed Income                 27%           --              27%            15%       25%       0-70%
Cash Equivalents             14%           (5)%             9%            10%        5%       0-30%
                         -----------------------------------------------------------------
                            100%           --             100%           100%      100%
                         =================================================================
LEGACY
------
Large Cap Stocks             13%           (2)%            11%             9%       10%       0-30%
Small/Mid Cap Stocks          5%           --               5%            13%       10%       0-20%
International Stocks         10%            6%             16%            10%       10%       0-20%
International Bonds           2%            2%              4%             5%       10%       0-20%
Real Estate Stocks           13%           --              13%            17%       10%       0-20%
Fixed Income                 47%           --              47%            26%       40%      0-100%
Cash Equivalents             10%           (6)%             4%            20%       10%       0-30%
                         -----------------------------------------------------------------
                            100%           --             100%           100%      100%
                         =================================================================

* Notional value refers to the economic value at risk or the exposure to the financial instruments underlying the options and futures positions. Economic exposure reflects the Fund's exposure to both changes in the value of the portfolio of investments as well as the financial instruments underlying the options and futures positions.

Asset allocation decisions detracted somewhat from the overall outperformance of the Funds compared to their composite indices during the period. Despite already low valuation levels, equity real estate investment trusts (REITs) continued to suffer during the period and their overweight position in the Funds hurt performance. Our underweight position in U.S. and international bonds helped our performance as these asset classes performed poorly over the past year.

The outperformance of the Funds compared to their composite indices over the past twelve months is largely due to positive stock selection results across all of our equity asset classes. For example, one of our big winners in the large cap asset class was the software giant Microsoft Corp., which was up 75% during the twelve month period. Among our small and mid cap holdings was VISX, Inc., a company which develops proprietary technologies and systems for laser vision correction, up 399%. Our foreign equity portfolio included Nokia Corp. (ADR), the Finnish manufacturer of cellular phones and equipment, up 150%.

WHAT IS YOUR OUTLOOK GOING FORWARD?

U.S. equities still look somewhat pricey to us, especially large cap growth stocks. Consequently, we are underweight in large cap stocks and our U.S. bond and cash position is somewhat higher than normal. We continue to trim our equity REIT exposure down toward benchmark weights, despite the cheapness of the asset class. When credit spreads (the difference between U.S. Treasury yields and corporate bond yields) are wide as they are now, it indicates an aversion to credit risk and illiquidity which is negative for both small cap stocks and equity REITs.

Alternatively, many foreign markets are undervalued relative to their historic norms and their fundamental outlooks are improving as growth rate expectations for foreign economies and company earnings increase. We continue to avoid foreign bond markets because interest rates are generally more attractive in the U.S. than abroad. In fact, we have increased our U.S. bond allocation in response to the increase in U.S. interest rates over the past year.

The opinions expressed reflect those of the portfolio manager only through October 31, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


6 See Definition of Terms.

--------------------------------------------------------------------------------
DEFINITION OF TERMS
--------------------------------------------------------------------------------

(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Funds is 5.75%. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 1%.

(a) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(b) Salomon Smith Barney Broad Investment-Grade Bond (Salomon Broad) Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities, and corporate issues.

(c) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(d) The Russell 2500 Index consists of the smallest 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index. Each of these indices assumes reinvestment of all dividends and is unmanaged.

(e) The MSCI EAFE Index (Morgan Stanley Capital International-Europe, Australia and Far East) is a market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. Performance is calculated on a total return basis, as reported by Frank Russell Company.

(f) The NAREIT Equity REIT Index is a market weighted total return of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System as reported by Frank Russell Company.

(g)   The Salomon Brothers Non-U.S. World Government Bond Index (S.B. Non-U.S.
      WGBI) serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following 12 countries: Japan, United Kingdom, Germany, France, Canada, the Netherlands, Australia, Denmark, Italy, Belgium, Spain and Sweden.

(h) Three-month Treasury bills are backed by full faith and credit of the U.S. Government, short-term investments are equivalent to cash because their maturity is only three months.

(i) S&P 500 Growth Index is the Standard & Poor's 500 Growth Index. Companies in each U.S. index are split into two groups based on price-to-book ratio to create growth and value indices. The Growth index contains companies with higher price-to-book ratios, while the Value index contains those with lower ratios.

(j) S&P 500 Value Index is the Standard & Poor's 500 Value Index. Companies in each U.S. index are split into two groups based on price-to-book ratio to create growth and value indices. The Value index contains companies with lower price-to-book ratios, while the Growth index contains those with higher ratios.

(k) The Standard & Poor's (S&P) SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $903 million. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

The unmanaged indices described above are not available for individual investment.

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
ASCENT
--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
COMMON STOCKS (77.6%)
UNITED STATES  (60.7%)
AIR TRANSPORT (0.6%)
America West Holdings Corp. + .........         1,200        $    24,825
Delta Air Lines, Inc. .................         5,300            288,519
UAL Corp. + ...........................           500             34,031
                                                             -----------
                                                                 347,375
                                                             -----------
AUTO PARTS AND HARDWARE (1.0%)
Audiovox Corp. ........................         1,000             20,375
Black & Decker Corp. ..................         9,100            391,300
Cooper Tire & Rubber Co. ..............        10,400            174,850
Standard Motor Products, Inc. .........           300              4,837
                                                             -----------
                                                                 591,362
                                                             -----------
AUTOMOTIVE (0.6%)
Ford Motor Co. ........................         3,500            192,062
General Motors Corp. + ................         1,400             98,350
Monaco Coach Corp. + ..................         3,000             70,500
Superior Industries International, Inc.           700             18,681
TRW, Inc. .............................           300             12,863
                                                             -----------
                                                                 392,456
                                                             -----------
BANKS AND THRIFTS (2.8%)
Astoria Financial Corp. ...............         1,000             36,000
Chase Manhattan Corp. .................         5,100            445,613
Dime Bancorp, Inc. ....................           400              7,150
Downey Financial Corp. ................           400              8,850
Golden State Bancorp, Inc. ............         6,600            137,775
Golden West Financial Corp. ...........         2,700            301,725
J.P. Morgan & Co. .....................         2,000            261,750
Republic New York Corp. ...............           700             44,231
SouthTrust Corp. ......................         7,500            300,000
Sovereign Bancorp, Inc. ...............         1,700             14,981
UnionBanCal Corp. .....................         2,800            121,625
                                                             -----------
                                                               1,679,700
                                                             -----------
BIOTECH AND MEDICAL PRODUCTS (0.8%)
Alpharma, Inc. ........................         1,800             63,337
Bio-Rad Labs, Inc. + ..................         3,900             93,600
Cooper Companies, Inc. ................           900             22,500
Datascope Corp. + .....................           600             21,600
Gliatech Inc. + .......................           600              4,913
Hanger Orthopedic Group, Inc. + .......         4,400             54,175
IDEC Pharmaceuticals Corp. + ..........           100             11,619
Liposome Co., Inc. + ..................         1,000              7,875
Mallinckrodt Inc. .....................           200              6,788
MedImmune, Inc. + .....................           200             22,400
Mentor Corp. ..........................         1,300             30,631
Molecular Devices Corp. + .............         1,300             48,100
Ocular Sciences, Inc. + ...............         1,600             29,400
Pathogenesis Corp. ....................         2,600             39,000
PolyMedica Corp. + ....................           200              4,225
Varian, Inc. + ........................         1,300             24,537
VISX, Inc. + ..........................           200             12,512
                                                             -----------
                                                                 497,212
                                                             -----------
COMMERCIAL SERVICES (0.4%)
Franklin Covey Co. + ..................         5,000             40,312
Galileo International, Inc. ...........           200              6,013
Mail-Well, Inc. + .....................         1,200             16,050
Modis Professional Services + .........         1,000             11,188
RR Donnelley & Sons Co. ...............         6,900            167,325
                                                             -----------
                                                                 240,888
                                                             -----------
COMPUTERS (1.1%)
Apple Computer, Inc. + ................         2,000            160,250
Gateway, Inc. + .......................         3,800            251,037
Hewlett Packard Co. ...................         1,600            118,500
Sun Microsystems, Inc. + ..............         1,500            158,719
                                                             -----------
                                                                 688,506
                                                             -----------
CONGLOMERATE AND AEROSPACE (0.7%)
Boeing Co. ............................         3,500            161,219
Cordant Technologies, Inc. ............           700             21,831
General Dynamics Corp. ................         1,400             77,612
Loews Corp. ...........................           900             63,788
Northrop Grumman Corp. ................         1,000             54,875
Textron, Inc. .........................           300             23,156
                                                             -----------
                                                                 402,481
                                                             -----------
CONSUMER FINANCE (0.3%)
Crescent Operating, Inc. + ............           300              1,200
Federal Home Loan Mortgage Corp. ......         3,600            194,625
                                                             -----------
                                                                 195,825
                                                             -----------
CONSUMER PRODUCTS (0.9%)
Church & Dwight Co., Inc. .............         1,000             26,063
Kimberly-Clark Corp. ..................         1,400             88,375
Procter & Gamble Co. ..................         4,100            429,987
                                                             -----------
                                                                 544,425
                                                             -----------
CONSUMER SERVICES (1.7%)
Apollo Group, Inc. + ..................           200              5,263
Argosy Gaming Co. + ...................         1,100             13,612
Carnival Corp. ........................         1,100             48,950
Extended Stay America, Inc. + .........        10,800             89,775
H&R Block, Inc. .......................         5,600            238,350
Harrah's Entertainment, Inc. + ........         7,300            211,244
Hollywood Park, Inc. + ................         1,600             27,700
Jack in the Box Inc. + ................         2,700             64,969
Lakes Gaming, Inc. + ..................         2,775             26,536
MGM Grand, Inc. + .....................           800             40,800
National R.V. Holdings, Inc. + ........         5,450            111,384
Papa John's International, Inc. + .....           800             29,900
Sonic Corp. + .........................         3,050             85,400
Tricon Global Restaurants, Inc. + .....           400             16,075
                                                             -----------
                                                               1,009,958
                                                             -----------
CONSUMER SPECIALTIES (0.7%)
Brunswick Corp. .......................        13,200            298,650


8 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
UNITED STATES (CONTINUED)
CONSUMER SPECIALTIES (CONTINUED)
JAKKS Pacific, Inc. + .................         1,900        $    77,900
Russ Berrie & Co., Inc. ...............         1,800             34,650
                                                             -----------
                                                                 411,200
                                                             -----------
DATA AND IMAGING SERVICES (3.3%)
3Com Corp. + ..........................         9,600            278,400
Ancor Communications, Inc. + ..........           300              9,506
Aspen Technology, Inc. ................           600              7,425
Avant! Corp. + ........................           500              6,438
Citrix Systems, Inc. + ................           200             12,825
Cognizant Technology Solutions Corp. +            300             13,781
Compuware Corp. + .....................         7,900            219,719
Concord Communications, Inc. + ........           300             15,581
DST Systems, Inc. + ...................           100              6,369
Eastman Kodak Co. .....................         1,200             82,725
Electronics for Imaging, Inc. + .......           200              8,063
Filenet Corp. + .......................         3,000             49,594
First Data Corp. ......................           700             31,981
In Focus Systems, Inc. + ..............           900             17,831
Mapics, Inc. + ........................         2,100             17,850
Mercury Computer Systems, Inc. + ......           700             31,412
Mercury Interactive Corp. + ...........           400             32,450
Microsoft Corp. + .....................         8,500            786,781
Network Equipment Technology Inc. + ...         1,600             16,300
Network Solutions Inc. + ..............           200             23,700
Phoenix Technologies Ltd. + ...........         3,900             44,850
Premisys Communications, Inc. + .......         1,900             18,406
QLogic Corp. + ........................           100             10,413
Rational Software Corp. + .............           200              8,550
Razorfish Inc. + ......................           300             22,125
Remedy Corp. + ........................           300             12,900
SEI Investments Co. ...................           200             19,494
SERENA Software, Inc. + ...............         1,000             18,750
Sterling Software, Inc. + .............           900             19,744
TSI International Software Ltd. + .....           400              9,600
Unify Corp. + .........................         1,600             46,400
Xircom, Inc. + ........................         2,500            126,094
Yahoo! Inc. + .........................           200             35,812
                                                             -----------
                                                               2,061,869
                                                             -----------
DISCRETIONARY RETAIL (1.3%)
American Eagle Outfitters, Inc. + .....         2,550            109,172
Building Materials Holding Corp. + ....         2,000             22,125
Cato Corp. (The) ......................         2,500             28,750
CDW Computer Centers, Inc. + ..........           300             18,525
Dayton Hudson Co. .....................           900             58,162
Federated Department Stores, Inc. + ...         7,300            311,619
Footstar, Inc. + ......................           500             17,500
Kohl's Corp. + ........................         1,100             82,294
Micro Warehouse, Inc. + ...............         2,600             31,525
Musicland Stores Corp. + ..............         8,800             68,750
Office Depot, Inc. + ..................         1,300             16,169
Sonic Automotive, Inc. + ..............         1,100             11,481
Zale Corp. + ..........................         1,000             41,875
                                                             -----------
                                                                 817,947
                                                             -----------
DIVERSIFIED FINANCIAL SERVICES (1.1%)
Citigroup Inc. ........................        11,150            603,494
Providian Financial Corp. .............           450             49,050
Trammell Crow Co. + ...................         1,800             26,100
                                                             -----------
                                                                 678,644
                                                             -----------
DRUGS (1.6%)
Andrx Corp. ...........................           400             19,100
Bristol-Myers Squibb Co. ..............         7,300            560,731
Dura Pharmaceuticals, Inc. + ..........           600              7,669
Johnson & Johnson .....................           300             31,425
Medicis Pharmaceutical Corp. + ........           700             21,350
Merck & Co., Inc. .....................         2,000            159,125
Pfizer, Inc. ..........................         4,200            165,900
                                                             -----------
                                                                 965,300
                                                             -----------
ELECTRIC UTILITIES (0.2%)
Allegheny Energy, Inc. ................           800             25,450
Edison International Inc. .............           700             20,738
Energy East Corp. .....................         1,600             40,200
Peco Energy Co. .......................           300             11,456
Potomac Electric Power Co. ............           100              2,744
Public Service Enterprise Group, Inc. .           400             15,825
Puget Sound Energy, Inc. ..............           200              4,425
                                                             -----------
                                                                 120,838
                                                             -----------
ELECTRICAL MACHINERY AND INSTRUMENTS (0.1%)
Herman Miller, Inc. ...................         1,600             34,700
                                                             -----------
ELECTRONIC MEDIA (0.5%)
Chris-Craft Industries, Inc. + ........           418             29,156
Clear Channel Communications, Inc. + ..         2,400            192,900
Hispanic Broadcasting Corp. + .........           400             32,400
Infinity Broadcasting Corp. + .........           900             31,106
Pixar, Inc. + .........................           900             34,256
                                                             -----------
                                                                 319,818
                                                             -----------
FOOD AND BEVERAGE (0.9%)
Canandiagua Brands, Inc. + ............           700             42,350
Corn Products International, Inc. .....         2,700             87,919
Dean Foods Co. ........................           700             32,375
Earthgrains Co. (The) .................           601             13,702
IBP, Inc. .............................         1,300             31,119
M&F Worldwide Corp. + .................        17,000            122,187
Nabisco Group Holdings Corp. ..........           300             11,213
Pepsi Bottling Group, Inc. ............         1,000             18,187
PepsiCo, Inc. .........................         2,600             90,187
Sara Lee Corp. ........................         1,800             48,712
U.S. Foodservice + ....................         1,700             32,619
                                                             -----------
                                                                 530,570
                                                             -----------
FOOD AND DRUG RETAIL (0.4%)
SUPERVALU, Inc. .......................        11,500            241,500
                                                             -----------


                                        See Notes to Portfolio of Investments. 9

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
ASCENT (CONTINUED)
--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
UNITED STATES  (CONTINUED)
FOREST PRODUCTS AND BUILDING
MATERIALS (0.8%)
Centex Construction Products, Inc. ....           900        $    32,006
Champion International Corp. ..........           700             40,469
Georgia-Pacific Corp. .................         6,600            261,937
Georgia-Pacific Corp. .................         1,300             31,038
International Paper Co. ...............           700             36,837
Lafarge Corp. .........................           800             23,750
USG Corp. .............................           700             34,694
Weyerhaeuser Co. ......................           400             23,875
Willamette Industries, Inc. ...........           400             16,625
                                                             -----------
                                                                 501,231
                                                             -----------
GAS UTILITIES (1.0%)
Columbia Energy Group .................         1,900            123,500
El Paso Energy Corp. ..................           200              8,200
Energen Corp. .........................         6,600            122,100
Kinder Morgan Inc. ....................         1,400             28,175
Northwest Natural Gas Co. .............           300              7,763
Questar Corp. .........................         2,300             41,400
Sempra Energy .........................        14,455            295,424
                                                             -----------
                                                                 626,562
                                                             -----------
HEALTH SERVICES (0.2%)
Lincare Holdings Inc. + ...............           300              8,437
Patterson Dental Co. + ................         1,100             49,569
Sunquest Information Systems, Inc. + ..           900             11,925
Trigon Healthcare, Inc. + .............         1,200             34,050
                                                             -----------
                                                                 103,981
                                                             -----------
HEAVY MACHINERY (0.1%)
Navistar International Corp. + ........           200              8,338
PACCAR, Inc. ..........................         1,100             51,837
                                                             -----------
                                                                  60,175
                                                             -----------
HOUSING AND FURNISHINGS (0.9%)
Kaufman & Broad Home Corp. ............        12,500            250,781
Maytag Corp. ..........................           200              8,013
MDC Holdings, Inc. ....................         9,000            140,625
Pulte Corp. ...........................           800             16,100
Ryland Group, Inc. ....................         6,200            127,875
                                                             -----------
                                                                 543,394
                                                             -----------
INDUSTRIAL SERVICES (0.0%)
Modtech, Inc. + .......................           425              2,258
Reckson Service Industries, Inc. + ....           432              8,802
                                                             -----------
                                                                  11,060
                                                             -----------
INSURANCE (1.3%)
Conseco, Inc. .........................         1,300             31,606
Lincoln National Corp. ................         5,900            272,137
MGIC Investment Corp. .................         3,800            227,050
Mony Group Inc. + .....................           300              9,450
PMI Group, Inc. (The) .................           450             23,344
St. Paul Co., Inc. ....................         7,000            224,000
                                                             -----------
                                                                 787,587
                                                             -----------
INVESTMENT SERVICES (0.5%)
Edwards (A.G.), Inc. ..................           300              9,019
Lehman Brothers Holdings Inc. .........         4,100            302,119
                                                             -----------
                                                                 311,138
                                                             -----------
MAJOR TELECOMMUNICATIONS (0.4%)
BellSouth Corp. .......................         5,900            265,500
                                                             -----------
MISCELLANEOUS METALS (0.0%)
Freeport-McMoRan Copper & Gold,  Inc. .         1,500             25,031
                                                             -----------
OIL (1.0%)
Apache Corp. ..........................           400             15,600
Atlantic Richfield Co. ................         1,100            102,506
Kerr-McGee Corp. ......................         1,100             59,125
Penn Virginia Corp. ...................         6,200            121,287
Pennzoil-Quaker State Co. + ...........           900             10,631
Phillips Petroleum Co. ................           500             23,250
Sunoco Inc. ...........................         2,000             48,250
Tesoro Petroleum Corp. + ..............         8,700            105,488
Ultramar Diamond Shamrock Corp. .......           800             19,600
USX-Marathon Group ....................         3,200             93,200
                                                             -----------
                                                                 598,937
                                                             -----------
OIL SERVICES (0.8%)
Atwood Oceanics, Inc. + ...............         1,200             34,875
Helmerich & Payne, Inc. ...............        11,300            269,081
Pool Energy Services Co. + ............         1,300             28,356
Pride International, Inc. + ...........           900             12,375
Seitel, Inc. + ........................         9,400             74,612
Tosco Corp. ...........................         1,100             27,844
Transocean Offshore, Inc. .............         1,000             27,188
                                                             -----------
                                                                 474,331
                                                             -----------
OTHER TELECOMMUNICATIONS (0.1%)
Cincinnati Bell Inc. ..................           200              4,163
Citizens Utilities Co. + ..............           406              4,694
Telephone & Data Systems, Inc. ........           300             34,575
United States Cellular Corp. + ........           400             35,400
                                                             -----------
                                                                  78,832
                                                             -----------
PRINT MEDIA (1.3%)
Central Newspapers, Inc. ..............           700             30,056
Gannett Co., Inc. .....................           500             38,562
Harcourt General, Inc. ................           200              7,700
Harte-Hanks, Inc. .....................           700             13,869
Knight-Ridder, Inc. ...................         9,500            603,250
McClatchy Co. .........................           200              7,850
Times Mirror Co. ......................           200             14,425
Tribune Co. ...........................         1,500             90,000
                                                             -----------
                                                                 805,712
                                                             -----------
PRODUCER GOODS (0.6%)
Dover Corp. ...........................           400             17,025
Graco, Inc. ...........................           600             20,100
Illinois Tool Works, Inc. .............           500             36,625
Ingersoll-Rand Co. ....................         2,400            125,400
Parker-Hannifin Corp. .................           400             18,325


10 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
UNITED STATES (CONTINUED)
PRODUCER GOODS (CONTINUED)
RTI International Metals, Inc. + ......         1,900        $    13,775
Tecumseh Products Co. .................           200              9,588
Transportation Technologies Industries,
 Inc. + ...............................         3,700             54,575
Zebra Technologies, Inc. + ............           900             48,937
                                                             -----------
                                                                 344,350
                                                             -----------
REAL ESTATE INVESTMENT TRUSTS (24.9%)
Alexandria Real Estate Equities, Inc. .         2,800             80,500
AMB Property Corp. ....................           500              9,938
Apartment Investment & Management Co. .        20,800            782,600
Archstone Communities Trust ...........         3,400             68,000
Arden Realty Group, Inc. ..............         4,400             88,550
Avalon Bay Communities, Inc. ..........         5,273            170,384
Beacon Capital + * ....................         8,600            113,864
Beacon Voting Trust ...................         8,600             37,324
Bedford Property Investors, Inc. ......         1,600             28,000
Boston Properties, Inc. ...............        11,700            348,806
Boykin Lodging Co. ....................         3,000             38,813
Brandywine Realty Trust ...............        11,700            196,706
Cabot Industrial Trust ................         1,900             38,000
Camden Property Trust .................        19,522            528,314
Capital Automotive REIT, Inc. .........         6,200             79,050
Captec Net Lease Realty, Inc. .........         3,400             36,550
CBL & Associates Properties, Inc. .....        25,900            576,275
Charles E. Smith Residential Realty,
 Inc...................................         5,500            187,000
Colonial Properties Trust .............        14,500            369,750
Crescent Real Estate Equities, Inc. ...         8,400            140,175
Criimi Mae, Inc. ......................         8,500             17,000
Developers Diversified Realty Corp. ...        18,600            265,050
Duke-Weeks Realty Corp. ...............        22,400            439,600
Equity Office Properties Trust ........        39,100            865,087
Equity One, Inc. ......................         2,500             25,781
Equity Residential Properties Trust ...        24,889          1,040,671
General Growth Properties, Inc. .......         6,800            196,775
Glenborough Realty Trust, Inc. ........        13,800            180,263
Glimcher Realty Trust .................         4,200             62,213
Golf Trust of America, Inc. ...........        10,400            186,550
Great Lakes REIT, Inc. ................         5,000             72,188
Health Care REIT, Inc. ................        16,700            298,512
Healthcare Realty Trust, Inc. .........        17,373            334,430
Home Properties of New York, Inc. .....        10,300            274,881
Hospitality Properties Trust ..........         7,000            147,875
HRPT Properties Trust .................        25,200            231,525
Innkeepers USA Trust ..................         8,300             71,588
Kimco Realty Corp. ....................        21,650            738,806
Koger Equity, Inc. ....................         6,800            105,400
Lexington Corporate Properties Trust ..         1,800             19,575
Liberty Property Trust ................        26,700            624,112
Manufactured Home Communities, Inc. ...         5,500            128,219
Meditrust Companies Corp. .............         2,200             17,738
Pan Pacific Retail Properties, Inc. ...         4,000             73,000
Parkway Properties, Inc. ..............         6,000            183,750
Pennsylvania Real Estate Investment
 Trust.................................         4,200             78,225
Post Properties, Inc. .................        20,500            791,812
Prentiss Properties Trust .............         3,100             66,456
Prime Retail, Inc. ....................        15,000            119,063
ProLogis Trust ........................        29,700            573,581
PS Business Parks, Inc. ...............        32,400            733,050
Public Storage, Inc. ..................        11,434            275,845
Reckson Associates Realty Corp. .......         1,300             24,050
Reckson Associates Realty Corp. - Class
 B.....................................         1,239             24,935
Senior Housing Properties Trust .......         2,520             30,870
Shurgard Storage Centers, Inc. ........         2,000             47,250
Simon Property Group, Inc. ............         8,600            198,337
SL Green Realty Corp. .................         5,800            105,488
Starwood Financial Trust ..............            33                817
Starwood Hotels & Resort Worldwide,
 Inc...................................        13,400            307,362
Summit Properties Inc. ................        11,600            221,850
Sun Communities, Inc. .................         3,850            122,719
Trinet Corporate Realty Trust, Inc. ...         6,700            154,519
Vornado Operating Co. + ...............           375              2,250
Vornado Realty Trust ..................         7,500            237,656
Weingarten Realty Investors ...........        13,300            508,725
                                                             -----------
                                                              15,144,048
                                                             -----------
SEMICONDUCTORS AND ELECTRONICS (3.9%)
Adaptec, Inc. + .......................         1,200             54,000
ADC Telecommunications, Inc. + ........           700             33,381
Alpha Industries, Inc. + ..............           400             22,100
Altera Corp. + ........................         1,100             53,487
Amkor Technology, Inc. ................           200              4,038
Anaren Microwave, Inc. ................         1,000             34,250
Applied Materials, Inc. + .............         5,400            484,987
Applied Micro Circuits Corp. + ........           400             31,125
Applied Science and Technology, Inc. ..         1,200             29,400
AVX Corp. .............................           100              4,000
BroadCom Corp. + ......................           200             25,562
Carrier Access Corp. + ................           500             24,719
Cybex Computer Products Corp. + .......           400             15,625
Hadco Corp. + .........................         1,100             40,425
Intel Corp. ...........................         2,500            193,594
Inter-Tel, Inc. .......................           500              7,938
KLA Instruments Corp. + ...............         1,900            150,456
Lattice Semiconductor Corp. + .........         2,600             91,975
Lucent Technologies, Inc. .............         1,400             89,950
Miami Computer Supply Corp. + .........           800             17,300
Microchip Technology, Inc. + ..........           200             13,325
Micron Technology, Inc. + .............         3,100            221,069
MIPS Technologies, Inc. + .............           700             20,213
Motorola, Inc. ........................           900             87,694
Novellus Systems, Inc. + ..............           300             23,250
Park Electrochemical Corp. ............         1,100             38,362


                                       See Notes to Portfolio of Investments. 11

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
ASCENT (CONTINUED)
--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
UNITED STATES  (CONTINUED)
SEMICONDUCTORS AND ELECTRONICS (CONTINUED)
PMC Sierra Inc. + .....................           100        $     9,425
Powerwave Technologies, Inc. + ........           100              6,506
RF Micro Devices, Inc. + ..............           600             30,975
Sawtek, Inc. + ........................         1,200             49,200
Synopsys, Inc. + ......................           100              6,231
Tellabs, Inc. + .......................         4,600            290,950
Texas Instruments, Inc. ...............         1,600            143,600
Vitesse Semiconductor Corp. + .........           600             27,525
Xilinx, Inc. + ........................           100              7,863
                                                             -----------
                                                               2,384,500
                                                             -----------
SPECIALTY CHEMICALS (0.3%)
Albemarle Corp. .......................         1,000             17,750
Lubrizol Corp. (The) ..................           300              7,688
Octel Corp. + .........................         9,800            120,050
OM Group, Inc. ........................           800             30,000
Praxair, Inc. .........................           400             18,700
                                                             -----------
                                                                 194,188
                                                             -----------
STEEL (0.1%)
Cleveland-Cliffs, Inc. ................           600             17,925
Quanex Corp. ..........................         1,600             34,700
                                                             -----------
                                                                  52,625
                                                             -----------
SURFACE TRANSPORT (1.1%)
Burlington Northern Santa Fe Corp. ....        10,900            347,437
Covenant Transport, Inc. + ............           500              7,688
Union Pacific Corp. ...................         5,700            317,775
                                                             -----------
                                                                 672,900
                                                             -----------
TEXTILES AND APPAREL (0.3%)
Authentic Fitness Corp. ...............         2,400             46,650
K-Swiss Inc. ..........................         1,200             15,450
Nike, Inc. ............................           600             33,862
Polymer Group, Inc. + .................         2,700             52,819
Tommy Hilfiger Corp. + ................           500             14,125
                                                             -----------
                                                                 162,906
                                                             -----------
TOBACCO (0.1%)
Schweitzer-Mauduit International, Inc.          3,400             40,588
                                                             -----------
TOTAL UNITED STATES (COST $38,115,884)                        36,962,150
                                                             -----------
FOREIGN COMMON STOCKS (16.9%)
AUSTRALIA (0.5%)
Amcor Ltd.
 (Forest Products and Building
 Materials)............................        34,900            152,423
Foster's Brewing Group Ltd.
 (Food and Beverage) ..................        47,100            125,110
                                                             -----------
TOTAL AUSTRALIA                                                  277,533
                                                             -----------
CANADA  (0.8%)
Alcan Aluminum Ltd. (Aluminum) ........           500             16,469
BCE Inc. (Other Telecommunications) ...         4,900            294,153
Canadian National Railway Co.
 (Surface Transport) ..................         4,000            122,000
Trizec Hahn Corp.
 (Real Estate Investment Trusts) ......         3,700             68,450
                                                             -----------
TOTAL CANADA                                                     501,072
                                                             -----------
DENMARK  (0.8%)
Carli Gry International A/S
 (Textiles and Apparel) ...............         6,800            124,039
Novo-Nordisk A/S (Drugs) ..............         1,200            143,891
Tele Danmark A/S (Other
 Telecommunications)...................         3,200            194,118
                                                             -----------
TOTAL DENMARK                                                    462,048
                                                             -----------
FINLAND  (0.5%)
Nokia Corp., ADR
 (Semiconductors and Electronics) .....         1,500            173,344
Pohjola Group Insurance Corp.
 (Insurance)...........................         2,200            117,933
                                                             -----------
TOTAL FINLAND                                                    291,277
                                                             -----------
FRANCE  (1.6%)
Accor SA (Consumer Services) ..........           800            179,948
Alstom (Industrial Services) + ........         2,100             63,571
Axa (Insurance) .......................           400             56,381
France Telecom SA (Other
 Telecommunications)...................         1,000             96,544
Gemini Sogeti SA (Data and Imaging
 Services).............................           700            105,951
Groupe Danone (Food and Beverage) .....           200             50,978
PSA Peugeot Citroen (Automotive) ......           800            153,461
Societe Generale (Banks and Thrifts) ..           300             65,273
Total Fina SA (Oil Services) ..........           731             98,702
Vivendi (Conglomerate and Aerospace) ..         1,309             99,133
                                                             -----------
TOTAL FRANCE                                                     969,942
                                                             -----------
GERMANY  (0.8%)
Deutsche Pfandbrief & Hypothekenbank AG
 (Banks and Thrifts) ..................         1,000             86,663
Fresenius Medical Care AG
 (Biotech and Medical Products) .......         1,200             83,878
Mannesmann AG (Data and Imaging
 Services).............................         1,000            157,139
Siemens AG
 (Electrical Machinery and Instruments)         2,000            179,423
                                                             -----------
TOTAL GERMANY                                                    507,103
                                                             -----------
IRELAND  (0.3%)
Allied Irish Banks (Banks and Thrifts)          4,024             50,333
CRH Plc
 (Forest Products and Building
 Materials)............................         4,051             76,431
Waterford Wedgewood
 (Housing and Furnishings) ............        52,002             55,206
                                                             -----------
TOTAL IRELAND                                                    181,970
                                                             -----------
ITALY  (0.1%)
Banca del Nazionale Lavoro
 (Banks and Thrifts) + ................        19,700             66,675
                                                             -----------
JAPAN  (3.5%)
Canon, Inc. (Semiconductors and
 Electronics)..........................         5,000            141,338
Coca-Cola West Japan Co., Ltd.
 (Food and Beverage) ..................         3,100            137,831
East Japan Railway Co. (Surface
 Transport)............................            20            122,461


12 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
JAPAN  (CONTINUED)
Fuji Heavy Industries Ltd. (Automotive)        10,000        $    84,898
Matsushita Electric Industrial Co.,
 Ltd.
 (Electrical Machinery and Instruments)         2,000             42,066
Mizuno Corp. (Consumer Specialties) ...         9,000             26,303
Nippon Telegraph & Telephone
 (Major Telecommunications) ...........            13            199,310
NTT Mobile Communication Network, Inc.
 (Other Telecommunications) + .........            10            265,427
Promise Co., Ltd. (Consumer Finance) ..         1,000             67,075
Seino Transportation Co. Ltd.
 (Surface Transport) ..................        16,000            111,000
Sekisui Chemical Co., Ltd.
 (Specialty Chemicals) ................        20,000             98,314
Shin-Etsu Chemical Co., Ltd.
 (Specialty Chemicals) ................         5,000            206,018
SoftBank Corp.
 (Semiconductors and Electronics) .....           400            165,964
Sony Corp. (Housing and Furnishings) ..         1,600            249,291
Terumo Corp. (Biotech and Medical
 Products).............................         5,000            151,878
The Tokio Marine & Fire Insurance Co.,
 Ltd. (Insurance) .....................         7,000             91,558
                                                             -----------
TOTAL JAPAN                                                    2,160,732
                                                             -----------
MEXICO  (0.4%)
Telefonos de Mexico SA, ADR
 (Other Telecommunications) + .........         2,900            247,950
                                                             -----------
NETHERLANDS  (2.5%)
ABN AMRO Holding NV (Investment
 Services).............................         5,600            135,323
Akzo Nobel NV (Specialty Chemicals) ...         3,100            133,399
Getronics NV (Computers) ..............         2,900            144,484
ING Groep NV (Diversified Financial
 Services).............................         2,467            145,419
Koninklijke Ahold NV (Food and Drug
 Retail)...............................         4,745            145,634
Koninklijke KPN NV
 (Major Telecommunications) ...........         1,800             92,310
Nutreco Holding NV (Food and Drug
 Retail)...............................         3,823            130,597
Royal Dutch Petroleum Co. (Oil) .......         3,700            221,769
STMicroelectronics
 (Semiconductors and Electronics) .....         1,200            105,320
United Pan-Europe Communications NV
(Other Telecommunications) + ..........         1,300             99,886
Vendex KBB N.V. (Discretionary Retail)          5,220            152,257
                                                             -----------
TOTAL NETHERLANDS                                              1,506,398
                                                             -----------
NORWAY  (0.5%)
Merkantildata ASA (Data and Imaging
 Services).............................        11,000             93,249
Ocean Rig ASA (Oil Services) + ........       626,550             70,286
Petroleum Geo-Services ASA (PGS)
 (Oil Services) + .....................         7,800            116,334
                                                             -----------
TOTAL NORWAY                                                     279,869
                                                             -----------
SINGAPORE  (0.1%)
Singapore Airlines Ltd. (Air Transport)         8,800             93,088
                                                             -----------
SPAIN  (0.5%)
Telefonica Publicidad e Informacion,
 S.A. (Consumer Services) + ...........         6,200            135,224
Telefonica SA (Major
 Telecommunications) + ................        10,600            174,256
                                                             -----------
TOTAL SPAIN                                                      309,480
                                                             -----------
SWEDEN  (0.6%)
Autoliv, Inc. (Automotive) ............         4,500            143,114
Electrolux AB (Housing and Furnishings)         2,200             43,796
Ericsson, ADR (Semiconductors and
 Electronics)..........................           700             29,925
Svenska Cellulosa AB (Consumer
 Products).............................         5,833            157,185
                                                             -----------
TOTAL SWEDEN                                                     374,020
                                                             -----------
SWITZERLAND  (1.2%)
Adecco SA (Surface Transport) .........            90             54,578
Nestle SA Registered Shares
 (Food and Beverage) ..................           100            192,951
Roche Holdings AG (Drugs) .............            15            180,153
Sulzer AG (Conglomerate and
Aerospace) +...........................           200            140,448
The Swatch Group AG (Consumer
 Specialties)..........................           200            159,349
                                                             -----------
TOTAL SWITZERLAND                                                727,479
                                                             -----------
UNITED KINGDOM  (2.2%)
AstraZeneca Group Plc (Drugs) .........         2,800            126,441
Bank of Scotland (Banks and Thrifts) ..         6,963             86,720
Barclays Plc (Investment Services) ....         3,100             94,767
Bass Plc (Food and Beverage) ..........         6,100             66,913
British Telecom Plc (Other
 Telecommunications)...................        13,468            243,870
Dixons Group Plc (Discretionary Retail)         3,100             54,836
General Electric Co. Plc
 (Conglomerate and Aerospace) .........         5,800             62,956
Granada Group Plc (Electronic Media) +          9,269             73,158
Kingfisher Plc (Discretionary Retail) .         8,780             95,735
Prudential Plc (Insurance) ............         5,600             87,709
SmithKline Beecham Plc (Drugs) ........         7,740             99,573
Vodafone Group Plc
 (Other Telecommunications) ...........        30,440            141,356
WPP Group Plc (Commercial Services) ...        10,800            117,052
                                                             -----------
TOTAL UNITED KINGDOM                                           1,351,086
                                                             -----------
TOTAL FOREIGN COMMON STOCKS (COST $8,830,984)                 10,307,722
                                                             -----------
TOTAL COMMON STOCKS (COST $46,946,868)                        47,269,872
                                                             -----------
                                           PRINCIPAL
                                             AMOUNT
                                          -----------
LONG-TERM BONDS AND NOTES (7.5%)
CORPORATE BONDS  (1.8%)
AT&T Capital Corp.,6.75%,02/04/02 .....   $    30,000             29,917
Boeing Co.,6.63%,02/15/38 .............        15,000             13,133
Capital Auto Receivables Asset Trust,
 6.30%,05/15/04 .......................        90,000             89,799
Chemical Master Credit Card Trust,
 7.09%,02/15/09 .......................        60,000             60,093
Conoco Inc.,5.90%,04/15/04 ............        30,000             28,908
CVS Corp.,5.50%,02/15/04 ..............       100,000             94,000
DaimlerChrysler NA Holdings Inc.,
 7.20%,09/01/09 .......................        21,000             21,060
Diageo Capital Plc,7.25%,11/01/09 b ...        30,000             30,255


                                       See Notes to Portfolio of Investments. 13

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
ASCENT (CONTINUED)
--------------------------------------------------------------------------------

                                           PRINCIPAL            MARKET
                                            AMOUNT               VALUE
                                          -----------        -----------
CORPORATE BONDS  (CONTINUED)
Eastman Kodak Co.,6.50%,08/15/01 ......   $    30,000        $    29,925
Ford Motor Credit Corp.,7.38%,10/28/09         50,000             50,491
Fortune Brands, Inc.,6.63%,07/15/28 ...        25,000             22,064
General Electric Capital
 Corp.,6.81%,11/03/03..................        30,000             30,078
Household Finance Corp.,5.88%,09/25/04         45,000             42,736
Israel Electric Corp.,8.25%,10/15/09 b         20,000             20,113
Key Bank Corp.,6.95%,02/01/28 .........        20,000             18,087
MBNA Master Credit Card Trust,
 6.40%,01/18/05 .......................       100,000             99,680
Norwest Financial, Inc.,5.38%,09/30/03         45,000             42,913
Quebec Province Co.,5.75%,02/15/09 b ..        45,000             41,049
Quebec Province Co.,7.50%,09/15/29 b ..        10,000             10,056
Raytheon Co.,6.75%,08/15/07 ...........        40,000             38,162
Rohm & Haas Co.,7.85%,07/15/29 ++ .....        50,000             51,314
Texaco Capital, Inc.,5.50%,01/15/09 ...        60,000             53,220
Tyco International Group
 SA,6.13%,01/15/09 b ..................       160,000            145,519
U.S. West Communications Group,
 5.63%,11/15/08 .......................        20,000             17,843
United Technologies
 Corp.,7.50%,09/15/29..................        50,000             50,608
                                                             -----------
TOTAL CORPORATE BONDS (COST $1,160,189)                        1,131,023
                                                             -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (2.6%)
Federal National Mortgage Association,
 5.75%,03/15/09 .......................       251,000            234,951
Federal National Mortgage Association,
 6.00%,06/01/28 .......................        94,383             88,070
Federal National Mortgage Association,
 6.63%,09/15/09 .......................       245,000            243,238
Federal National Mortgage
 Association-Convertible
 Loan,6.50%,11/01/27...................       201,400            193,185
Government National Mortgage
 Association,
 6.50%,01/15/29 .......................       295,096            282,321
Government National Mortgage
 Association,
 7.00%,02/15/28 .......................       400,765            393,480
Government National Mortgage
 Association,
 8.00%,07/15/24 .......................       145,350            148,737
                                                             -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (COST $1,625,696)                                  1,583,982
                                                             -----------
U.S. GOVERNMENT OBLIGATIONS  (3.1%)
U.S. Treasury Note,5.25%,08/15/03 -
 02/15/29..............................       178,000            167,107
U.S. Treasury Note,5.38%,06/30/03 .....       565,000            554,670
U.S. Treasury Note,5.50%,03/31/03 .....       190,000            187,506
U.S. Treasury Note,5.63%,09/30/01 .....        30,000             29,901
U.S. Treasury Note,6.00%,08/15/04 -
 08/15/09..............................       771,000            772,021
U.S. Treasury Note,6.25%,02/28/02 .....       145,000            146,280
U.S. Treasury Note,7.50%,10/31/99 .....        25,000             25,002
                                                             -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $1,896,974)            1,882,487
                                                             -----------
TOTAL LONG-TERM BONDS AND NOTES (COST $4,682,859)              4,597,492
                                                             -----------
SHORT-TERM INVESTMENTS (10.2%)
Dakota Certificates - Standard Credit
 Card Master Trust 1,5.38%,11/08/99 ++      1,600,000          1,598,326
Federal Home Loan Bank,5.16%,11/01/99 .     2,275,000          2,275,000
U.S. Treasury Bill,4.86%,02/17/00 @ ...       400,000            394,168
U.S. Treasury Bill,4.87%,02/17/00 @ ...       100,000             98,542
U.S. Treasury Bill,4.92%,02/17/00 @ ...       200,000            197,084
Wood Street Funding
 Corp.,5.30%,11/03/99 ++ ..............     1,651,000          1,650,514
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS (COST $6,213,597)                 6,213,634
                                                             -----------
TOTAL INVESTMENTS (COST $57,843,324)(A)                       58,080,998
OTHER ASSETS LESS LIABILITIES                                  2,848,072
                                                             -----------
TOTAL NET ASSETS                                             $60,929,070
                                                             ===========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $58,150,149. Unrealized gains and losses, based on identified tax cost at October 31, 1999, are as follows:

Unrealized gains.............................            $ 4,102,141

Unrealized losses............................             (4,171,292)
                                                         -----------

 Net unrealized loss.........................            $   (69,151)
                                                         ===========

Information concerning open futures contracts at October 31, 1999 is shown below:
                             NO. OF      NOTIONAL    EXPIRATION     UNREALIZED
                           CONTRACTS      VALUE         DATE       GAIN/(LOSS)
                           ----------  ------------  -----------  --------------

     LONG CONTRACTS
-------------------------

ALL Ordinarries Futures .      19      $   890,229     Dec 99       $   15,773

CAC 40 Index Futures ....      30        1,556,528     Dec 99           59,692

DAX Index Futures .......       9        1,325,633     Dec 99           33,030

FTSE 100 Index Futures ..       7          728,775     Dec 99           24,023

Long-Term EURO Bonds
Futures..................       1          113,414     Dec 99            (326)

Swiss Government Bond
Futures..................       2          159,315     Dec 99          (3,399)

TOPIX Index Futures .....       7        1,037,684     Dec 99           35,023
                                       -----------                  ----------

                                       $ 5,811,578                  $  163,816
                                       ===========                  ==========

   SHORT CONTRACTS
----------------------

S&P 500 Index Futures ...       9      $(3,096,450)    Dec 99       $ (188,840)
                                       ===========                  ==========


14 See Notes to Financial Statements.

--------------------------------------------------------------------------------
b     Foreign bond denominated in U.S. dollars.
+     Non-income producing security.
* Restricted security. This security has been determined to be illiquid under guidelines established by the Board of Directors.
++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 1999.

Acquisition date and cost concerning illiquid securities at October 31, 1999 is shown below:
                                       ACQUISITION
                                           DATE                  COST
                                       -----------            ----------

Beacon Capital .................         03/17/98             $  129,562
                                                              ==========

The market value of the total illiquid securities above is $113,864 which represents 0.19% of the total net assets.

Category percentages are based on net assets.


                                           See Notes to Financial Statements. 15

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
CROSSROADS
--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
COMMON STOCKS (57.5%)
UNITED STATES (45.8%)
AIR TRANSPORT (0.4%)
America West Holdings Corp. + .........         1,500        $    31,031
Delta Air Lines, Inc. .................         3,700            201,419
UAL Corp. + ...........................           400             27,225
                                                             -----------
                                                                 259,675
                                                             -----------
AUTO PARTS AND HARDWARE (0.7%)
Audiovox Corp. ........................           900             18,337
Black & Decker Corp. ..................         7,000            301,000
Cooper Tire & Rubber Co. ..............         6,700            112,644
Standard Motor Products, Inc. .........           300              4,838
                                                             -----------
                                                                 436,819
                                                             -----------
AUTOMOTIVE (0.4%)
Delphi Automotive Systems Corp. .......           139              2,285
Ford Motor Co. ........................         3,900            214,012
General Motors Corp. + ................           200             14,050
Monaco Coach Corp. + ..................         1,200             28,200
Superior Industries International, Inc.           500             13,344
TRW, Inc. .............................           200              8,575
                                                             -----------
                                                                 280,466
                                                             -----------
BANKS AND THRIFTS (1.9%)
Astoria Financial Corp. ...............           900             32,400
Chase Manhattan Corp. .................         3,200            279,600
Dime Bancorp, Inc. ....................           100              1,788
Downey Financial Corp. ................           300              6,638
Golden State Bancorp, Inc. ............         5,500            114,812
Golden West Financial Corp. ...........         2,200            245,850
J.P. Morgan & Co. .....................         1,300            170,137
Republic New York Corp. ...............           600             37,913
SouthTrust Corp. ......................         6,000            240,000
UnionBanCal Corp. .....................         2,200             95,562
                                                             -----------
                                                               1,224,700
                                                             -----------
BIOTECH AND MEDICAL PRODUCTS (0.6%)
Alpharma, Inc. ........................         1,400             49,262
Bio-Rad Labs, Inc. + ..................         1,500             36,000
Cooper Companies, Inc. ................           800             20,000
Datascope Corp. + .....................           500             18,000
Gliatech Inc. + .......................         1,000              8,188
Hanger Orthopedic Group, Inc. + .......         3,600             44,325
IDEC Pharmaceuticals Corp. + ..........           100             11,619
Liposome Co., Inc. + ..................           800              6,300
Mallinckrodt Inc. .....................           100              3,394
MedImmune, Inc. + .....................           200             22,400
Mentor Corp. ..........................         1,000             23,563
Molecular Devices Corp. + .............         1,200             44,400
Ocular Sciences, Inc. + ...............         1,700             31,237
Pathogenesis Corp. ....................         1,200             18,000
Varian, Inc. + ........................         1,700             32,087
VISX, Inc. + ..........................           500             31,281
                                                             -----------
                                                                 400,056
                                                             -----------
COMMERCIAL SERVICES (0.3%)
Franklin Covey Co. + ..................         3,700             29,831
Galileo International, Inc. ...........           200              6,013
Mail-Well, Inc. + .....................           900             12,037
Modis Professional Services + .........         1,000             11,188
RR Donnelley & Sons Co. ...............         4,300            104,275
                                                             -----------
                                                                 163,344
                                                             -----------
COMPUTERS (0.8%)
Apple Computer, Inc. + ................         2,000            160,250
Gateway, Inc. + .......................         2,000            132,125
Sun Microsystems, Inc. + ..............         2,300            243,369
                                                             -----------
                                                                 535,744
                                                             -----------
CONGLOMERATE AND AEROSPACE (0.7%)
Boeing Co. ............................         6,200            285,587
Cordant Technologies, Inc. ............           500             15,594
Loews Corp. ...........................           600             42,525
Northrop Grumman Corp. ................         1,200             65,850
Textron, Inc. .........................           200             15,438
                                                             -----------
                                                                 424,994
                                                             -----------
CONSUMER FINANCE (0.3%)
Crescent Operating, Inc. + ............           260              1,040
Federal Home Loan Mortgage Corp. ......         3,000            162,188
                                                             -----------
                                                                 163,228
                                                             -----------
CONSUMER PRODUCTS (0.7%)
Church & Dwight Co., Inc. .............         1,300             33,881
Kimberly-Clark Corp. ..................           900             56,813
Procter & Gamble Co. ..................         3,300            346,087
                                                             -----------
                                                                 436,781
                                                             -----------
CONSUMER SERVICES (1.4%)
Apollo Group, Inc. + ..................           100              2,631
Argosy Gaming Co. + ...................           900             11,138
Carnival Corp. ........................           700             31,150
Extended Stay America, Inc. + .........         9,100             75,644
H&R Block, Inc. .......................         3,700            157,481
Harrah's Entertainment, Inc. + ........         3,300             95,494
Hollywood Park, Inc. + ................         5,800            100,412
Jack in the Box Inc. + ................         2,100             50,531
Lakes Gaming, Inc. + ..................         2,025             19,364
MGM Grand, Inc. + .....................           700             35,700
National R.V. Holdings, Inc. + ........         4,200             85,838
Papa John's International, Inc. + .....           700             26,163
Park Place Entertainment Corp. + ......         8,100            106,312
Sonic Corp. + .........................         2,100             58,800
Tricon Global Restaurants, Inc. + .....           300             12,056
                                                             -----------
                                                                 868,714
                                                             -----------
CONSUMER SPECIALTIES (0.5%)
Brunswick Corp. .......................         8,500            192,313
JAKKS Pacific, Inc. + .................         2,100             86,100
Russ Berrie & Co., Inc. ...............         1,000             19,250
                                                             -----------
                                                                 297,663
                                                             -----------


16 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
UNITED STATES (CONTINUED)
DATA AND IMAGING SERVICES (2.6%)
3Com Corp. + ..........................         7,600        $   220,400
America Online, Inc. + ................           100             12,969
Ancor Communications, Inc. + ..........           300              9,506
Aspen Technology, Inc. ................           500              6,188
Avant! Corp. + ........................           400              5,150
Citrix Systems, Inc. + ................           200             12,825
Cognizant Technology Solutions Corp. +            200              9,188
Compuware Corp. + .....................         7,700            214,156
Concord Communications, Inc. + ........           200             10,388
DST Systems, Inc. + ...................           100              6,369
Eastman Kodak Co. .....................           700             48,256
Electronics for Imaging, Inc. + .......           200              8,063
Filenet Corp. + .......................         1,600             26,450
First Data Corp. ......................         3,500            159,906
In Focus Systems, Inc. + ..............         1,000             19,812
Mapics, Inc. + ........................         1,800             15,300
Mercury Computer Systems, Inc. + ......           600             26,925
Mercury Interactive Corp. + ...........           500             40,562
Microsoft Corp. + .....................         5,900            546,119
Network Equipment Technology Inc. + ...         1,200             12,225
Network Solutions Inc. + ..............           100             11,850
Premisys Communications, Inc. + .......         1,500             14,531
QLogic Corp. + ........................           100             10,412
Rational Software Corp. + .............           200              8,550
Razorfish Inc. + ......................           200             14,750
Remedy Corp. + ........................           200              8,600
SEI Investments Co. ...................           200             19,494
SERENA Software, Inc. + ...............           700             13,125
Sterling Software, Inc. + .............           700             15,356
TSI International Software Ltd. + .....           600             14,400
Unify Corp. + .........................           800             23,200
Xircom, Inc. + ........................         2,400            121,050
Yahoo! Inc. + .........................           100             17,906
                                                             -----------
                                                               1,703,981
                                                             -----------
DISCRETIONARY RETAIL (1.1%)
American Eagle Outfitters, Inc. + .....         1,850             79,203
Building Materials Holding Corp. + ....         3,300             36,506
Cato Corp. (The) ......................         2,000             23,000
CDW Computer Centers, Inc. + ..........           300             18,525
Dayton Hudson Co. .....................         3,000            193,875
Federated Department Stores, Inc. + ...         5,200            221,975
Footstar, Inc. + ......................           500             17,500
Micro Warehouse, Inc. + ...............         2,300             27,887
Musicland Stores Corp. + ..............         7,500             58,594
Office Depot, Inc. + ..................         1,000             12,438
Sonic Automotive, Inc. + ..............           901              9,408
Zale Corp. + ..........................           300             12,562
                                                             -----------
                                                                 711,473
                                                             -----------
DIVERSIFIED FINANCIAL SERVICES (0.8%)
Citigroup Inc. ........................         8,550            462,769
Providian Financial Corp. .............           300             32,700
Trammell Crow Co. + ...................         1,300             18,850
                                                             -----------
                                                                 514,319
                                                             -----------
DRUGS (1.5%)
Andrx Corp. ...........................           300             14,325
Bristol-Myers Squibb Co. ..............         4,800            368,700
Dura Pharmaceuticals, Inc. + ..........           500              6,391
Johnson & Johnson .....................           200             20,950
Medicis Pharmaceutical Corp. + ........           600             18,300
Merck & Co., Inc. .....................         1,400            111,387
Pfizer, Inc. ..........................         9,300            367,350
Roberts Pharmaceutical Corp. + ........           800             25,800
                                                             -----------
                                                                 933,203
                                                             -----------
ELECTRIC UTILITIES (0.3%)
Allegheny Energy, Inc. ................           800             25,450
Edison International Inc. .............           600             17,775
Energy East Corp. .....................           600             15,075
Florida Progress Corp. ................           300             13,744
GPU, Inc. .............................         3,700            125,569
OGE Energy Corp. ......................           100              2,269
Peco Energy Co. .......................           200              7,637
Potomac Electric Power Co. ............           100              2,744
Public Service Enterprise Group, Inc. .           200              7,912
Puget Sound Energy, Inc. ..............           200              4,425
                                                             -----------
                                                                 222,600
                                                             -----------
ELECTRICAL MACHINERY AND INSTRUMENTS (0.0%)
Herman Miller, Inc. ...................         1,400             30,363
                                                            ------------
ELECTRONIC MEDIA (0.4%)
Chris-Craft Industries, Inc. + ........           312             21,762
Clear Channel Communications, Inc. + ..         2,000            160,750
Hispanic Broadcasting Corp. + .........           300             24,300
Infinity Broadcasting Corp. + .........           900             31,106
Pixar, Inc. + .........................           300             11,419
                                                             -----------
                                                                 249,337
                                                             -----------
FOOD AND BEVERAGE (0.6%)
Canandiagua Brands, Inc. + ............           500             30,250
Corn Products International, Inc. .....         2,800             91,175
Dean Foods Co. ........................           500             23,125
Earthgrains Co. (The) .................           500             11,406
IBP, Inc. .............................         1,100             26,331
Nabisco Group Holdings Corp. ..........           300             11,212
Pepsi Bottling Group, Inc. ............         1,700             30,919
PepsiCo, Inc. .........................         2,100             72,844
Pilgrim's Pride Corp. .................           400              3,600
Sara Lee Corp. ........................         1,500             40,594
U.S. Foodservice + ....................         1,600             30,700
                                                             -----------
                                                                 372,156
                                                             -----------
FOOD AND DRUG RETAIL (0.3%)
SUPERVALU, Inc. .......................         8,500            178,500
                                                             -----------


                                       See Notes to Portfolio of Investments. 17

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
CROSSROADS (CONTINUED)
--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
UNITED STATES (CONTINUED)
FOREST PRODUCTS AND BUILDING MATERIALS (0.5%)
Centex Construction Products, Inc. ....         1,200        $    42,675
Champion International Corp. ..........           400             23,125
Georgia-Pacific Corp. .................         2,600            103,187
Georgia-Pacific Corp. .................         1,400             33,425
International Paper Co. ...............           500             26,313
Lafarge Corp. .........................           900             26,719
USG Corp. .............................           600             29,737
Weyerhaeuser Co. ......................           300             17,906
Willamette Industries, Inc. ...........           200              8,313
                                                             -----------
                                                                 311,400
                                                             -----------
GAS UTILITIES (0.6%)
Columbia Energy Group .................         1,000             65,000
El Paso Energy Corp. ..................           100              4,100
Energen Corp. .........................         5,900            109,150
Kinder Morgan Inc. ....................         1,400             28,175
Northwest Natural Gas Co. .............           300              7,763
Questar Corp. .........................         2,000             36,000
Sempra Energy .........................         6,504            132,925
                                                             -----------
                                                                 383,113
                                                             -----------
HEALTH SERVICES (0.1%)
Lincare Holdings Inc. + ...............           200              5,625
Patterson Dental Co. + ................           900             40,556
Sunquest Information Systems, Inc. + ..           800             10,600
Trigon Healthcare, Inc. + .............         1,000             28,375
                                                             -----------
                                                                  85,156
                                                             -----------
HEAVY MACHINERY (0.3%)
Navistar International Corp. + ........           100              4,169
PACCAR, Inc. ..........................         3,800            179,075
                                                             -----------
                                                                 183,244
                                                             -----------
HOUSING AND FURNISHINGS (0.8%)
Centex Corp. ..........................         1,400             37,538
Kaufman & Broad Home Corp. ............        10,200            204,637
Maytag Corp. ..........................           200              8,013
MDC Holdings, Inc. ....................         7,800            121,875
Pulte Corp. ...........................         1,800             36,225
Ryland Group, Inc. ....................         5,300            109,312
                                                             -----------
                                                                 517,600
                                                             -----------
INDUSTRIAL SERVICES (0.0%)
Modtech, Inc. + .......................           340              1,806
Reckson Service Industries, Inc. + ....           320              6,520
                                                             -----------
                                                                   8,326
                                                             -----------
INSURANCE (0.8%)
Conseco, Inc. .........................         1,400             34,037
Lincoln National Corp. ................         3,900            179,887
MGIC Investment Corp. .................         1,400             83,650
Mony Group Inc. + .....................           200              6,300
PMI Group, Inc. (The) .................           500             25,938
St. Paul Co., Inc. ....................         4,800            153,600
                                                             -----------
                                                                 483,412
                                                             -----------
INVESTMENT SERVICES (0.4%)
Edwards (A.G.), Inc. ..................           300              9,019
Lehman Brothers Holdings Inc. .........         3,500            257,906
                                                             -----------
                                                                 266,925
                                                             -----------
MAJOR TELECOMMUNICATIONS (0.3%)
BellSouth Corp. .......................         3,900            175,500
                                                             -----------
MISCELLANEOUS METALS (0.1%)
Freeport-McMoRan Copper & Gold,  Inc. .         1,200             20,025
Minerals Technologies Inc. ............           500             21,563
                                                             -----------
                                                                  41,588
                                                             -----------
OIL (0.7%)
Apache Corp. ..........................           300             11,700
Atlantic Richfield Co. ................           700             65,231
Kerr-McGee Corp. ......................           700             37,625
Penn Virginia Corp. ...................         6,100            119,331
Pennzoil-Quaker State Co. + ...........           600              7,088
Phillips Petroleum Co. ................           400             18,600
Sunoco Inc. ...........................         1,600             38,600
Tesoro Petroleum Corp. + ..............         6,600             80,025
Ultramar Diamond Shamrock Corp. .......           800             19,600
USX-Marathon Group ....................         2,500             72,812
                                                             -----------
                                                                 470,612
                                                             -----------
OIL SERVICES (0.5%)
Atwood Oceanics, Inc. + ...............         1,000             29,062
Helmerich & Payne, Inc. ...............         7,500            178,594
Pool Energy Services Co. + ............           900             19,631
Pride International, Inc. + ...........           700              9,625
Seitel, Inc. + ........................         6,500             51,594
Tidewater, Inc. .......................           400             12,000
Tosco Corp. ...........................           900             22,781
Transocean Offshore, Inc. .............           600             16,313
                                                             -----------
                                                                 339,600
                                                             -----------
OTHER TELECOMMUNICATIONS (0.1%)
Cincinnati Bell Inc. ..................           300              6,244
Citizens Utilities Co. + ..............           304              3,515
Telephone & Data Systems, Inc. ........           300             34,575
United States Cellular Corp. + ........           300             26,550
                                                             -----------
                                                                  70,884
                                                             -----------
PRINT MEDIA (1.3%)
Central Newspapers, Inc. ..............           600             25,762
Gannett Co., Inc. .....................           400             30,850
Harcourt General, Inc. ................         5,100            196,350
Knight-Ridder, Inc. ...................         6,700            425,450
McClatchy Co. .........................         1,100             43,175
Times Mirror Co. ......................           100              7,213
Tribune Co. ...........................           900             54,000
                                                             -----------
                                                                 782,800
                                                             -----------
PRODUCER GOODS (0.7%)
Dover Corp. ...........................           300             12,769
Graco, Inc. ...........................           500             16,750


18 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
UNITED STATES (CONTINUED)
PRODUCER GOODS (CONTINUED)
Illinois Tool Works, Inc. .............           300        $    21,975
Ingersoll-Rand Co. ....................         1,800             94,050
Parker-Hannifin Corp. .................           300             13,744
Tecumseh Products Co. .................           200              9,587
Transportation Technologies Industries,
 Inc. + ...............................         2,400             35,400
Tyco International Ltd. ...............         5,400            215,662
Zebra Technologies, Inc. + ............           800             43,500
                                                             -----------
                                                                 463,437
                                                             -----------
REAL ESTATE INVESTMENT TRUSTS (18.2%)
Alexandria Real Estate Equities, Inc. .         1,900             54,625
AMB Property Corp. ....................           300              5,963
American Health Properties, Inc. ......         1,000             20,188
Apartment Investment & Management Co. .        14,100            530,512
Archstone Communities Trust ...........         5,000            100,000
Avalon Bay Communities, Inc. ..........         2,404             77,679
Beacon Capital + * ....................         6,500             86,060
Beacon Voting Trust ...................         6,500             28,210
Bedford Property Investors, Inc. ......         1,400             24,500
Boston Properties, Inc. ...............         8,900            265,331
Brandywine Realty Trust ...............         6,600            110,963
Cabot Industrial Trust ................         1,500             30,000
Camden Property Trust .................        12,715            344,100
Capital Automotive REIT, Inc. .........         4,300             54,825
Captec Net Lease Realty, Inc. .........         2,400             25,800
CBL & Associates Properties, Inc. .....        15,400            342,650
Charles E. Smith Residential Realty,
 Inc...................................         4,000            136,000
Colonial Properties Trust .............         9,800            249,900
Crescent Real Estate Equities, Inc. ...         6,000            100,125
Criimi Mae, Inc. ......................        21,900             43,800
Developers Diversified Realty Corp. ...        12,700            180,975
Duke-Weeks Realty Corp. ...............        20,068            393,834
Equity Office Properties Trust ........        28,000            619,500
Equity One, Inc. ......................         1,800             18,563
Equity Residential Properties Trust ...        16,839            704,081
Essex Property Trust, Inc. ............         5,100            166,069
Federal Realty Inc. ...................        10,900            198,244
General Growth Properties, Inc. .......         7,700            222,819
Glenborough Realty Trust, Inc. ........         9,700            126,706
Glimcher Realty Trust .................         3,200             47,400
Golf Trust of America, Inc. ...........         6,400            114,800
Great Lakes REIT, Inc. ................         3,500             50,531
Health Care REIT, Inc. ................         6,900            123,338
Healthcare Realty Trust, Inc. .........        14,688            282,744
Home Properties of New York, Inc. .....         9,400            250,862
Hospitality Properties Trust ..........         4,000             84,500
HRPT Properties Trust .................        18,900            173,644
Imperial Credit Commercial Mortgage
 Investment Corp. .....................         1,200             13,050
Kimco Realty Corp. ....................        13,100            447,037
Koger Equity, Inc. ....................         3,400             52,700
Lexington Corporate Properties Trust ..         1,300             14,138
Liberty Property Trust ................        17,400            406,725
Manufactured Home Communities, Inc. ...         4,100             95,581
Meditrust Companies Corp. .............         2,900             23,381
National Golf Properties, Inc. ........         1,800             38,475
OMEGA Healthcare Investors, Inc. ......         5,000             99,063
Pan Pacific Retail Properties, Inc. ...         2,700             49,275
Parkway Properties, Inc. ..............         4,200            128,625
Pennsylvania Real Estate Investment
 Trust.................................         2,800             52,150
Post Properties, Inc. .................        14,600            563,925
Prentiss Properties Trust .............         2,300             49,306
Prime Retail, Inc. ....................         4,400             34,925
ProLogis Trust ........................        28,400            548,475
PS Business Parks, Inc. ...............        24,300            549,787
Public Storage, Inc. ..................         6,704            161,734
Reckson Associates Realty Corp. .......         4,300             79,550
Reckson Associates Realty Corp. -
Class B................................           901             18,133
Regency Realty Corp. ..................         8,600            170,387
Senior Housing Properties Trust .......         1,890             23,153
Simon Property Group, Inc. ............         6,700            154,519
SL Green Realty Corp. .................         3,900             70,931
Starwood Financial Trust ..............            33                817
Starwood Hotels & Resort Worldwide,
 Inc...................................        14,300            328,006
Summit Properties Inc. ................         8,200            156,825
Sun Communities, Inc. .................        10,100            321,937
Trinet Corporate Realty Trust, Inc. ...         4,500            103,781
Vornado Operating Co. + ...............           280              1,680
Vornado Realty Trust ..................         5,600            177,450
Weingarten Realty Investors ...........         8,200            313,650
Westfield America, Inc. ...............         3,400             46,750
                                                             -----------
                                                              11,685,762
                                                             -----------
SEMICONDUCTORS AND ELECTRONICS (2.9%)
Adaptec, Inc. + .......................           700             31,500
ADC Telecommunications, Inc. + ........           600             28,612
Alpha Industries, Inc. + ..............           300             16,575
Altera Corp. + ........................           900             43,762
Amkor Technology, Inc. ................           200              4,038
Anaren Microwave, Inc. ................           800             27,400
Applied Materials, Inc. + .............         2,900            260,456
Applied Micro Circuits Corp. + ........           400             31,125
Applied Science and Technology, Inc. ..         1,000             24,500
AVX Corp. .............................           100              4,000
BroadCom Corp. + ......................           200             25,562
Carrier Access Corp. + ................           300             14,831
Cybex Computer Products Corp. + .......           600             23,438
Hadco Corp. + .........................           900             33,075
Intel Corp. ...........................         2,100            162,619
Inter-Tel, Inc. .......................           500              7,938
KLA Instruments Corp. + ...............         2,100            166,294
Lattice Semiconductor Corp. + .........         1,000             35,375
Lucent Technologies, Inc. .............         1,700            109,225


                                       See Notes to Portfolio of Investments. 19

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
CROSSROADS (CONTINUED)
--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
UNITED STATES (CONTINUED)
SEMICONDUCTORS AND ELECTRONICS (CONTINUED)
Miami Computer Supply Corp. + .........           600        $    12,975
Microchip Technology, Inc. + ..........           200             13,325
Micron Technology, Inc. + .............         2,800            199,675
MIPS Technologies, Inc. + .............           500             14,438
Motorola, Inc. ........................           600             58,462
Novellus Systems, Inc. + ..............           700             54,250
Park Electrochemical Corp. ............         1,200             41,850
PMC Sierra Inc. + .....................           100              9,425
Powerwave Technologies, Inc. + ........           100              6,506
RF Micro Devices, Inc. + ..............           500             25,812
Sawtek, Inc. + ........................           800             32,800
Synopsys, Inc. + ......................           100              6,231
Tellabs, Inc. + .......................         3,700            234,025
Texas Instruments, Inc. ...............         1,000             89,750
Xilinx, Inc. + ........................           100              7,863
                                                             -----------
                                                               1,857,712
                                                             -----------
SPECIALTY CHEMICALS (0.2%)
Albemarle Corp. .......................           300              5,325
Lubrizol Corp. (The) ..................           600             15,375
Octel Corp. + .........................         5,600             68,600
OM Group, Inc. ........................           600             22,500
Praxair, Inc. .........................           300             14,025
                                                             -----------
                                                                 125,825
                                                             -----------
STEEL (0.1%)
Cleveland-Cliffs, Inc. ................           400             11,950
Quanex Corp. ..........................         1,400             30,362
Steel Dynamics, Inc. + ................           600              8,213
                                                             -----------
                                                                  50,525
                                                             -----------
SURFACE TRANSPORT (0.8%)
Burlington Northern Santa Fe Corp. ....         8,700            277,312
Covenant Transport, Inc. + ............           400              6,150
Union Pacific Corp. ...................         4,300            239,725
                                                             -----------
                                                                 523,187
                                                             -----------
TEXTILES AND APPAREL (0.1%)
Authentic Fitness Corp. ...............           900             17,494
K-Swiss Inc. ..........................         1,000             12,875
Nike, Inc. ............................           400             22,575
Polymer Group, Inc. + .................         1,200             23,475
Tommy Hilfiger Corp. + ................           400             11,300
                                                             -----------
                                                                  87,719
                                                             -----------
TOBACCO (0.0%)
Schweitzer-Mauduit International, Inc.          1,100             13,131
                                                             -----------
TOTAL UNITED STATES (COST $30,387,829)                        29,335,574
                                                             -----------
FOREIGN COMMON STOCKS (11.7%)
AUSTRALIA (0.3%)
Amcor Ltd.
 (Forest Products and Building
 Materials)............................        25,300            110,496
Foster's Brewing Group Ltd.
 (Food and Beverage) ..................        32,100             85,266
                                                             -----------
TOTAL AUSTRALIA                                                  195,762
                                                             -----------
CANADA (0.9%)
Alcan Aluminum Ltd. (Aluminum) ........         6,500            214,094
BCE Inc. (Other Telecommunications) ...         4,200            252,131
Canadian National Railway Co.
 (Surface Transport) ..................         2,000             61,000
Trizec Hahn Corp.
 (Real Estate Investment Trusts) ......         2,500             46,250
                                                             -----------
TOTAL CANADA                                                     573,475
                                                             -----------
DENMARK (0.6%)
Carli Gry International A/S
 (Textiles and Apparel) ...............         3,700             67,492
Novo-Nordisk A/S (Drugs) ..............         1,200            143,891
Tele Danmark A/S (Other
 Telecommunications)...................         2,200            133,456
                                                             -----------
TOTAL DENMARK                                                    344,839
                                                             -----------
FINLAND (0.4%)
Nokia Corp., ADR
 (Semiconductors and Electronics) .....         1,200            138,675
Pohjola Group Insurance Corp.
 (Insurance)...........................         1,700             91,130
                                                             -----------
TOTAL FINLAND                                                    229,805
                                                             -----------
FRANCE (1.3%)
Accor SA (Consumer Services) ..........           700            157,455
Alstom (Industrial Services) + ........         1,600             48,435
Axa (Insurance) .......................           300             42,286
France Telecom SA (Other
 Telecommunications)...................           900             86,889
Gemini Sogeti SA (Data and Imaging
 Services).............................           600             90,815
Groupe Danone (Food and Beverage) .....           300             76,467
PSA Peugeot Citroen (Automotive) ......           400             76,730
Societe Generale (Banks and Thrifts) ..           300             65,273
Total Fina SA (Oil Services) ..........           877            118,443
Vivendi (Conglomerate and Aerospace) ..           981             74,293
                                                             -----------
TOTAL FRANCE                                                     837,086
                                                             -----------
GERMANY (0.6%)
Deutsche Pfandbrief & Hypothekenbank AG
 (Banks and Thrifts) ..................           800             69,331
Fresenius Medical Care AG
 (Biotech and Medical Products) .......           900             62,908
Mannesmann AG (Data and Imaging
 Services).............................           700            109,998
Siemens AG
 (Electrical Machinery and Instruments)         1,400            125,596
                                                             -----------
TOTAL GERMANY                                                    367,833
                                                             -----------
IRELAND (0.3%)
Allied Irish Banks (Banks and Thrifts)          6,024             75,349
CRH Plc
 (Forest Products and Building
 Materials)............................         4,051             76,431


20 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
IRELAND (CONTINUED)
Waterford Wedgewood
 (Housing and Furnishings) ............        39,352        $    41,776
                                                             -----------
TOTAL IRELAND                                                    193,556
                                                             -----------
ITALY (0.1%)
Banca del Nazionale Lavoro
 (Banks and Thrifts) + ................        17,100             57,876
                                                             -----------
JAPAN (2.1%)
Canon, Inc. (Semiconductors and
 Electronics)..........................         3,000             84,803
East Japan Railway Co. (Surface
 Transport)............................            20            122,461
Fuji Heavy Industries Ltd. (Automotive)         8,000             67,919
Matsushita Electric Industrial Co.,
 Ltd.
 (Electrical Machinery and Instruments)         2,000             42,066
Mizuno Corp. (Consumer Specialties) ...         7,000             20,458
NTT Mobile Communication Network, Inc.
 (Other Telecommunications) + .........             5            132,714
Promise Co., Ltd. (Consumer Finance) ..         1,000             67,075
Seino Transportation Co. Ltd.
 (Surface Transport) ..................        12,000             83,250
Sekisui Chemical Co., Ltd.
 (Specialty Chemicals) ................        13,000             63,904
Shin-Etsu Chemical Co., Ltd.
 (Specialty Chemicals) ................         3,000            123,611
SoftBank Corp.
 (Semiconductors and Electronics) .....           300            124,473
Sony Corp. (Housing and Furnishings) ..         1,400            218,129
Terumo Corp. (Biotech and Medical
 Products).............................         4,000            121,502
The Tokio Marine & Fire Insurance Co.,
 Ltd. (Insurance) .....................         5,000             65,399
                                                             -----------
TOTAL JAPAN                                                    1,337,764
                                                             -----------
MEXICO (0.2%)
Telefonos de Mexico SA, ADR
 (Other Telecommunications) + .........         1,701            145,354
                                                             -----------
NETHERLANDS (1.7%)
ABN AMRO Holding NV (Investment
 Services).............................         3,900             94,243
Akzo Nobel NV (Specialty Chemicals) ...         2,100             90,367
Getronics NV (Computers) ..............         2,000             99,644
ING Groep NV (Diversified Financial
 Services).............................         1,887            111,230
Koninklijke Ahold NV (Food and Drug
 Retail)...............................         3,239             99,412
Koninklijke KPN NV
 (Major Telecommunications) ...........         1,500             76,925
Nutreco Holding NV (Food and Drug
 Retail)...............................         2,618             89,433
Royal Dutch Petroleum Co. (Oil) .......         2,500            149,844
STMicroelectronics
 (Semiconductors and Electronics) .....         1,000             87,767
United Pan-Europe Communications NV
(Other Telecommunications) + ..........         1,100             84,519
Vendex KBB N.V. (Discretionary Retail)          3,614            105,413
                                                             -----------
TOTAL NETHERLANDS                                              1,088,797
                                                             -----------
NORWAY (0.4%)
Christiania Bank Og Kredkasse
 (Banks and Thrifts) ..................        17,700             86,192
Merkantildata ASA (Data and Imaging
 Services).............................         4,800             40,690
Ocean Rig ASA (Oil Services) + ........       428,100             48,024
Petroleum Geo-Services ASA (PGS)
 (Oil Services) + .....................         5,300             79,048
                                                             -----------
TOTAL NORWAY                                                     253,954
                                                             -----------
SINGAPORE (0.1%)
Singapore Airlines Ltd. (Air Transport)         7,600             80,394
                                                             -----------
SPAIN (0.3%)
Telefonica Publicidad e Informacion,
 S.A. (Consumer Services) + ...........         4,200             91,603
Telefonica SA (Major
 Telecommunications) + ................         7,500            123,294
                                                             -----------
TOTAL SPAIN                                                      214,897
                                                             -----------
SWEDEN (0.4%)
Autoliv, Inc. (Automotive) ............         2,800             89,049
Electrolux AB (Housing and Furnishings)         1,800             35,833
Ericsson, ADR (Semiconductors and
 Electronics)..........................           400             17,100
Svenska Cellulosa AB (Consumer
 Products).............................         3,966            106,874
                                                             -----------
TOTAL SWEDEN                                                     248,856
                                                             -----------
SWITZERLAND (0.5%)
Adecco SA (Surface Transport) .........            60             36,385
Nestle SA Registered Shares
 (Food and Beverage) ..................            50             96,476
Roche Holdings AG (Drugs) .............             5             60,051
Sulzer AG (Conglomerate and
Aerospace) +...........................           100             70,224
The Swatch Group AG (Consumer
 Specialties)..........................           100             79,674
                                                             -----------
TOTAL SWITZERLAND                                                342,810
                                                             -----------
UNITED KINGDOM (1.5%)
AstraZeneca Group Plc (Drugs) .........         2,500            112,894
Bank of Scotland (Banks and Thrifts) ..         5,427             67,590
Barclays Plc (Investment Services) ....         2,700             82,539
Bass Plc (Food and Beverage) ..........         4,300             47,169
British Telecom Plc (Other
 Telecommunications)...................         7,928            143,555
Dixons Group Plc (Discretionary Retail)         2,400             42,453
General Electric Co. Plc
 (Conglomerate and Aerospace) .........         4,800             52,102
Granada Group Plc (Electronic Media) +          7,212             56,922
Kingfisher Plc (Discretionary Retail) .         6,732             73,404
Prudential Plc (Insurance) ............         3,800             59,517
SmithKline Beecham Plc (Drugs) ........         6,028             77,548
Vodafone Group Plc
 (Other Telecommunications) ...........        20,725             96,242
WPP Group Plc (Commercial Services) ...         6,400             69,364
                                                             -----------
TOTAL UNITED KINGDOM                                             981,299
                                                             -----------
TOTAL FOREIGN COMMON STOCKS (COST $6,539,118)                  7,494,357
                                                             -----------
TOTAL COMMON STOCKS (COST $36,926,947)                        36,829,931
                                                             -----------


                                       See Notes to Portfolio of Investments. 21

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
CROSSROADS (CONTINUED)
--------------------------------------------------------------------------------

                                           PRINCIPAL            MARKET
                                            AMOUNT               VALUE
                                          -----------        -----------
LONG-TERM BONDS AND NOTES (28.3%)
CORPORATE BONDS (6.3%)
AT&T Capital Corp.,6.75%,02/04/02 .....   $   120,000        $   119,668
Boeing Co.,6.63%,02/15/38 .............        40,000             35,021
Capital Auto Receivables Asset Trust,
 6.30%,05/15/04 .......................       275,000            274,388
Chemical Master Credit Card Trust,
 7.09%,02/15/09 .......................       145,000            145,226
Conoco Inc.,5.90%,04/15/04 ............        70,000             67,452
CVS Corp.,5.50%,02/15/04 ..............       300,000            282,000
DaimlerChrysler NA Holdings Inc.,
 7.20%,09/01/09 .......................        62,000             62,176
Diageo Capital Plc,7.25%,11/01/09 b ...       110,000            110,935
Eastman Kodak Co.,6.50%,08/15/01 ......        75,000             74,813
Ford Motor Credit Corp.,7.38%,10/28/09        170,000            171,670
Fortune Brands, Inc.,6.63%,07/15/28 ...        60,000             52,954
General Electric Capital
 Corp.,6.81%,11/03/03..................       130,000            130,338
GTE Corp.,9.38%,12/01/00 ..............       100,000            103,248
Household Finance Corp.,5.88%,09/25/04        145,000            137,706
Israel Electric Corp.,8.25%,10/15/09 b        100,000            100,564
Key Bank Corp.,6.95%,02/01/28 .........        55,000             49,740
Korea Development Bank,7.13%,09/17/01 b       150,000            147,785
MBNA Master Credit Card Trust,
 6.40%,01/18/05 .......................       400,000            398,720
National Australia Bank,6.40%,12/10/07
 b.....................................       200,000            194,323
Norwest Financial, Inc.,5.38%,09/30/03        145,000            138,274
Quebec Province Co.,5.75%,02/15/09 b ..        90,000             82,098
Quebec Province Co.,7.50%,09/15/29 b ..        30,000             30,167
Raytheon Co.,6.75%,08/15/07 ...........       105,000            100,175
Rohm & Haas Co.,7.85%,07/15/29 ++ .....       180,000            184,730
Texaco Capital, Inc.,5.50%,01/15/09 ...       155,000            137,484
Tyco International Group
 SA,6.13%,01/15/09 b ..................       500,000            454,748
U.S. West Communications Group,
 5.63%,11/15/08 .......................       100,000             89,213
United Technologies
 Corp.,7.50%,09/15/29..................       125,000            126,520
                                                             -----------
TOTAL CORPORATE BONDS (COST $4,094,836)                        4,002,136
                                                             -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (8.2%)
Federal National Mortgage Association,
 5.75%,03/15/09 .......................       766,000            717,021
Federal National Mortgage Association,
 6.00%,06/01/28 - 01/01/29 ............     1,255,214          1,171,266
Federal National Mortgage Association,
 6.63%,09/15/09 .......................       735,000            729,715
Federal National Mortgage Association -
 Convertible Loan,6.50%,02/01/28 ......       524,740            503,335
Government National Mortgage
 Association,
 6.50%,01/15/29 .......................       737,740            705,802
Government National Mortgage
 Association,
 7.00%,08/15/27 - 01/15/28 ............     1,216,463          1,194,351
Government National Mortgage
 Association,
 8.00%,07/15/24 .......................       249,171            254,977
                                                             -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (COST $5,439,629)                                  5,276,467
                                                             -----------
U.S. GOVERNMENT OBLIGATIONS (13.8%)
U.S. Treasury Note,5.25%,08/15/03 -
 02/15/29..............................     3,943,000          3,827,371
U.S. Treasury Note,5.38%,06/30/03 .....       490,000            481,041
U.S. Treasury Note,5.50%,03/31/03 .....     1,640,000          1,618,477
U.S. Treasury Note,6.00%,08/15/04 -
 08/15/09..............................     2,724,000          2,723,033
U.S. Treasury Note,7.50%,02/15/05 .....       195,000            207,249
                                                             -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $8,897,106)            8,857,171
                                                             -----------
TOTAL LONG-TERM BONDS AND NOTES (COST $18,431,571)            18,135,774
                                                             -----------
SHORT-TERM INVESTMENTS (13.7%)
Cooperative Associates of Tractor
 Dealers, Inc.,
 5.42%,11/01/99 .......................     2,500,000          2,500,000
Dakota Certificates - Standard Credit
 Card Master Trust 1,5.38%,11/08/99 ++      2,000,000          1,997,908
Federal Home Loan Bank,5.16%,11/01/99 .     1,799,000          1,799,000
U.S. Treasury Bill,4.86%,02/17/00 @ ...       300,000            295,626
U.S. Treasury Bill,4.87%,02/17/00 @ ...       100,000             98,542
U.S. Treasury Bill,4.92%,02/17/00 @ ...       200,000            197,084
Wood Street Funding
 Corp.,5.30%,11/03/99 ++ ..............     1,862,000          1,861,452
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS (COST $8,749,574)                 8,749,612
                                                             -----------
TOTAL INVESTMENTS (COST $64,108,092)(A)                       63,715,317

OTHER ASSETS LESS LIABILITIES                                    346,221
                                                             -----------
TOTAL NET ASSETS                                             $64,061,538
                                                             ===========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $64,309,321. Unrealized gains and losses, based on identified tax cost at October 31, 1999, are as follows:

Unrealized gains.............................            $ 2,991,577

Unrealized losses............................             (3,585,581)
                                                         -----------

 Net unrealized loss.........................            $  (594,004)
                                                         ===========


22 See Notes to Financial Statements.

--------------------------------------------------------------------------------

Information concerning open futures contracts at October 31, 1999 is shown below:

                             NO. OF      NOTIONAL    EXPIRATION     UNREALIZED
                           CONTRACTS      VALUE         DATE       GAIN/(LOSS)
                           ----------  ------------  -----------  --------------

     LONG CONTRACTS
-------------------------

ALL Ordinarries Futures .      18      $   843,374     Dec 99       $   14,961

CAC 40 Index Futures ....      23        1,196,108     Dec 99           47,021

DAX Index Futures .......       8        1,177,666     Dec 99           28,879

FTSE 100 Index Futures ..       6          627,524     Dec 99           22,341

Long-Term EURO Bonds
Futures..................
                                3          340,243     Dec 99            (978)

Swiss Government Bond
Futures..................
                                3          238,972     Dec 99          (5,099)

TOPIX Index Futures .....       9        1,335,175     Dec 99           44,557
                                       -----------                  ----------

                                       $ 5,759,062                  $  151,682
                                       ===========                  ==========

   SHORT CONTRACTS
----------------------

S&P 500 Index Futures ...       7      $(2,408,350)    Dec 99       $ (146,876)
                                       ===========                  ==========

b     Foreign bond denominated in U.S. dollars.
+     Non-income producing security.
* Restricted security. This security has been determined to be illiquid under guidelines established by the Board of Directors.
++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 1999.

Acquisition date and cost concerning illiquid securities at October 31, 1999 is shown below:

                                      ACQUISITION
                                          DATE                  COST
                                      -----------            -----------

Beacon Capital ................         03/17/98             $    97,925
                                                             ===========

The market value of the total illiquid securities above is $86,060 which represents 0.13% of the total net assets.

Category percentages are based on net assets.


                                           See Notes to Financial Statements. 23

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
LEGACY
--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
COMMON STOCKS (40.3%)
UNITED STATES (30.7%)
AIR TRANSPORT (0.3%)
America West Holdings Corp. + .........           700        $    14,481
Delta Air Lines, Inc. .................         1,300             70,769
UAL Corp. + ...........................           100              6,806
                                                             -----------
                                                                  92,056
                                                             -----------
AUTO PARTS AND HARDWARE (0.5%)
Audiovox Corp. ........................           300              6,112
Black & Decker Corp. ..................         2,700            116,100
Cooper Tire & Rubber Co. ..............         3,000             50,437
Standard Motor Products, Inc. .........           100              1,613
                                                             -----------
                                                                 174,262
                                                             -----------
AUTOMOTIVE (0.3%)
Ford Motor Co. ........................         1,600             87,800
Monaco Coach Corp. + ..................           400              9,400
Superior Industries International, Inc.           200              5,337
TRW, Inc. .............................           100              4,288
                                                             -----------
                                                                 106,825
                                                             -----------
BANKS AND THRIFTS (1.4%)
Astoria Financial Corp. ...............           200              7,200
Chase Manhattan Corp. .................         1,400            122,325
Dime Bancorp, Inc. ....................           100              1,788
Downey Financial Corp. ................           100              2,213
Golden State Bancorp, Inc. ............         2,500             52,187
Golden West Financial Corp. ...........           800             89,400
J.P. Morgan & Co. .....................           600             78,525
Republic New York Corp. ...............           300             18,956
SouthTrust Corp. ......................         2,300             92,000
UnionBanCal Corp. .....................           800             34,750
                                                             -----------
                                                                 499,344
                                                             -----------
BIOTECH AND MEDICAL PRODUCTS (0.4%)
Alpharma, Inc. ........................           500             17,594
Bio-Rad Labs, Inc. + ..................           700             16,800
Cooper Companies, Inc. ................           300              7,500
Datascope Corp. + .....................           200              7,200
Gliatech Inc. + .......................           400              3,275
Hanger Orthopedic Group, Inc. + .......         1,200             14,775
Liposome Co., Inc. + ..................           300              2,362
Mallinckrodt Inc. .....................           100              3,394
MedImmune, Inc. + .....................           100             11,200
Mentor Corp. ..........................           300              7,069
Molecular Devices Corp. + .............           300             11,100
Ocular Sciences, Inc. + ...............           600             11,025
Pathogenesis Corp. ....................           700             10,500
PolyMedica Corp. + ....................           200              4,225
Varian, Inc. + ........................           600             11,325
VISX, Inc. + ..........................           100              6,256
                                                             -----------
                                                                 145,600
                                                             -----------
COMMERCIAL SERVICES (0.2%)
Franklin Covey Co. + ..................         1,600             12,900
Galileo International, Inc. ...........           100              3,006
Mail-Well, Inc. + .....................           400              5,350
Modis Professional Services + .........           300              3,357
RR Donnelley & Sons Co. ...............         2,000             48,500
                                                             -----------
                                                                  73,113
                                                             -----------
COMPUTERS (0.4%)
Apple Computer, Inc. + ................           800             64,100
Hewlett Packard Co. ...................           500             37,031
Sun Microsystems, Inc. + ..............           500             52,906
                                                             -----------
                                                                 154,037
                                                             -----------
CONGLOMERATE AND AEROSPACE (0.4%)
Boeing Co. ............................         1,900             87,519
Cordant Technologies, Inc. ............           200              6,237
Loews Corp. ...........................           300             21,262
Textron, Inc. .........................           100              7,719
                                                             -----------
                                                                 122,737
                                                             -----------
CONSUMER FINANCE (0.1%)
Federal Home Loan Mortgage Corp. ......           600             32,438
                                                             -----------
CONSUMER PRODUCTS (0.4%)
Church & Dwight Co., Inc. .............           500             13,031
Kimberly-Clark Corp. ..................           400             25,250
Procter & Gamble Co. ..................           800             83,900
                                                             -----------
                                                                 122,181
                                                             -----------
CONSUMER SERVICES (0.8%)
Apollo Group, Inc. + ..................           100              2,631
Argosy Gaming Co. + ...................           300              3,713
Carnival Corp. ........................           300             13,350
Extended Stay America, Inc. + .........         3,100             25,769
H&R Block, Inc. .......................         1,700             72,356
Harrah's Entertainment, Inc. + ........         1,700             49,194
Hollywood Park, Inc. + ................         1,800             31,162
Jack in the Box Inc. + ................           800             19,250
Lakes Gaming, Inc. + ..................           900              8,606
MGM Grand, Inc. + .....................           200             10,200
National R.V. Holdings, Inc. + ........         1,050             21,459
Papa John's International, Inc. + .....           200              7,475
Sonic Corp. + .........................           750             21,000
Tricon Global Restaurants, Inc. + .....           100              4,019
                                                             -----------
                                                                 290,184
                                                             -----------
CONSUMER SPECIALTIES (0.4%)
Brunswick Corp. .......................         3,800             85,975
JAKKS Pacific, Inc. + .................           700             28,700
Russ Berrie & Co., Inc. ...............           600             11,550
                                                             -----------
                                                                 126,225
                                                             -----------
DATA AND IMAGING SERVICES (1.8%)
3Com Corp. + ..........................         2,900             84,100
Ancor Communications, Inc. + ..........           100              3,169
Aspen Technology, Inc. ................           200              2,475
Avant! Corp. + ........................           200              2,575
Citrix Systems, Inc. + ................           100              6,412


24 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
UNITED STATES (CONTINUED)
DATA AND IMAGING SERVICES (CONTINUED)
Cognizant Technology Solutions Corp. +            100        $     4,594
Compuware Corp. + .....................         2,200             61,187
Concord Communications, Inc. + ........           100              5,194
Eastman Kodak Co. .....................           400             27,575
Electronics for Imaging, Inc. + .......           100              4,031
Filenet Corp. + .......................           900             14,878
First Data Corp. ......................         1,000             45,687
In Focus Systems, Inc. + ..............           700             13,869
Mapics, Inc. + ........................           600              5,100
Mercury Computer Systems, Inc. + ......           100              4,488
Mercury Interactive Corp. + ...........           100              8,112
Microsoft Corp. + .....................         2,300            212,894
Network Equipment Technology Inc. + ...           500              5,094
Network Solutions Inc. + ..............           100             11,850
Phoenix Technologies Ltd. + ...........           200              2,300
Premisys Communications, Inc. + .......           600              5,813
QLogic Corp. + ........................           100             10,412
Rational Software Corp. + .............           100              4,275
Razorfish Inc. + ......................           100              7,375
Remedy Corp. + ........................           100              4,300
Seagate Technology, Inc. + ............           100              2,944
SEI Investments Co. ...................           100              9,747
SERENA Software, Inc. + ...............           250              4,688
Sterling Software, Inc. + .............           300              6,581
TSI International Software Ltd. + .....           100              2,400
Unify Corp. + .........................           300              8,700
Xircom, Inc. + ........................           800             40,350
Yahoo! Inc. + .........................           100             17,906
                                                             -----------
                                                                 651,075
                                                             -----------
DISCRETIONARY RETAIL (0.7%)
American Eagle Outfitters, Inc. + .....           800             34,250
Building Materials Holding Corp. + ....         1,200             13,275
Cato Corp. (The) ......................           300              3,450
CDW Computer Centers, Inc. + ..........           100              6,175
Dayton Hudson Co. .....................           700             45,238
Federated Department Stores, Inc. + ...         2,200             93,912
Footstar, Inc. + ......................           200              7,000
Kohl's Corp. + ........................           300             22,444
Micro Warehouse, Inc. + ...............           200              2,425
Musicland Stores Corp. + ..............         3,100             24,219
Office Depot, Inc. + ..................           400              4,975
Sonic Automotive, Inc. + ..............           300              3,131
                                                             -----------
                                                                 260,494
                                                             -----------
DIVERSIFIED FINANCIAL SERVICES (0.6%)
Citigroup Inc. ........................         3,200            173,200
Providian Financial Corp. .............           150             16,350
Trammell Crow Co. + ...................           600              8,700
                                                             -----------
                                                                 198,250
                                                             -----------
DRUGS (0.6%)
Andrx Corp. ...........................           100              4,775
Bristol-Myers Squibb Co. ..............           800             61,450
Dura Pharmaceuticals, Inc. + ..........           200              2,556
Johnson & Johnson .....................           100             10,475
Medicis Pharmaceutical Corp. + ........           200              6,100
Merck & Co., Inc. .....................           700             55,694
Pfizer, Inc. ..........................         1,600             63,200
Roberts Pharmaceutical Corp. + ........           300              9,675
                                                             -----------
                                                                 213,925
                                                             -----------
ELECTRIC UTILITIES (0.1%)
Allegheny Energy, Inc. ................           300              9,544
Edison International Inc. .............           200              5,925
Energy East Corp. .....................           200              5,025
Florida Progress Corp. ................           100              4,581
OGE Energy Corp. ......................           100              2,269
Peco Energy Co. .......................           100              3,819
Public Service Enterprise Group, Inc. .           100              3,956
Puget Sound Energy, Inc. ..............           100              2,212
                                                             -----------
                                                                  37,331
                                                             -----------
ELECTRICAL MACHINERY AND INSTRUMENTS (0.0%)
Herman Miller, Inc. ...................           400              8,675
                                                             -----------
ELECTRONIC MEDIA (0.2%)
Chris-Craft Industries, Inc. + ........           106              7,394
Clear Channel Communications, Inc. + ..           500             40,187
Hispanic Broadcasting Corp. + .........           100              8,100
Infinity Broadcasting Corp. + .........           300             10,369
Pixar, Inc. + .........................           300             11,419
                                                             -----------
                                                                  77,469
                                                             -----------
FOOD AND BEVERAGE (0.5%)
Canandiagua Brands, Inc. + ............           200             12,100
Corn Products International, Inc. .....           900             29,306
Dean Foods Co. ........................           100              4,625
Earthgrains Co. (The) .................           200              4,563
IBP, Inc. .............................           400              9,575
M&F Worldwide Corp. + .................         8,100             58,219
Nabisco Group Holdings Corp. ..........           100              3,738
Pepsi Bottling Group, Inc. ............           600             10,912
PepsiCo, Inc. .........................           800             27,750
Sara Lee Corp. ........................           500             13,531
U.S. Foodservice + ....................           300              5,756
                                                             -----------
                                                                 180,075
                                                             -----------
FOOD AND DRUG RETAIL (0.2%)
SUPERVALU, Inc. .......................         3,600             75,600
                                                             -----------
FOREST PRODUCTS AND BUILDING MATERIALS (0.4%)
Centex Construction Products, Inc. ....           400             14,225
Champion International Corp. ..........           200             11,563
Georgia-Pacific Corp. .................         1,800             71,437
Georgia-Pacific Corp. .................           500             11,937
International Paper Co. ...............           200             10,525
Lafarge Corp. .........................           300              8,906
USG Corp. .............................           200              9,913


                                       See Notes to Portfolio of Investments. 25

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
LEGACY (CONTINUED)
--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
UNITED STATES (CONTINUED)
FOREST PRODUCTS AND BUILDING MATERIALS (CONTINUED)
Weyerhaeuser Co. ......................           100        $     5,969
Willamette Industries, Inc. ...........           100              4,156
                                                             -----------
                                                                 148,631
                                                             -----------
GAS UTILITIES (0.4%)
El Paso Energy Corp. ..................           100              4,100
Energen Corp. .........................         2,400             44,400
Kinder Morgan Inc. ....................           400              8,050
Northwest Natural Gas Co. .............           100              2,588
Questar Corp. .........................           600             10,800
Sempra Energy .........................         4,151             84,836
                                                             -----------
                                                                 154,774
                                                             -----------
HEALTH SERVICES (0.1%)
Lincare Holdings Inc. + ...............           100              2,812
Patterson Dental Co. + ................           300             13,519
Sunquest Information Systems, Inc. + ..           300              3,975
                                                             -----------
                                                                  20,306
                                                             -----------
HEAVY MACHINERY (0.0%)
PACCAR, Inc. ..........................           300             14,138
                                                             -----------
HOUSING AND FURNISHINGS (0.5%)
Centex Corp. ..........................           600             16,088
Kaufman & Broad Home Corp. ............         3,700             74,231
Maytag Corp. ..........................           100              4,006
MDC Holdings, Inc. ....................         2,800             43,750
Pulte Corp. ...........................           600             12,075
Ryland Group, Inc. ....................           400              8,250
                                                             -----------
                                                                 158,400
                                                             -----------
INDUSTRIAL SERVICES (0.0%)
Modtech, Inc. + .......................           185                983
Reckson Service Industries, Inc. + ....           112              2,282
                                                             -----------
                                                                   3,265
                                                             -----------
INSURANCE (0.7%)
Conseco, Inc. .........................           300              7,294
Lincoln National Corp. ................         1,800             83,025
MGIC Investment Corp. .................         1,200             71,700
Mony Group Inc. + .....................           200              6,300
PMI Group, Inc. (The) .................           150              7,781
St. Paul Co., Inc. ....................         2,100             67,200
                                                             -----------
                                                                 243,300
                                                             -----------
INVESTMENT SERVICES (0.3%)
Edwards (A.G.), Inc. ..................           200              6,012
Lehman Brothers Holdings Inc. .........         1,200             88,425
                                                             -----------
                                                                  94,437
                                                             -----------
MAJOR TELECOMMUNICATIONS (0.3%)
BellSouth Corp. .......................         2,300            103,500
                                                             -----------
MISCELLANEOUS METALS (0.0%)
Freeport-McMoRan Copper & Gold,  Inc. .           500              8,344
                                                             -----------
OIL (0.5%)
Atlantic Richfield Co. ................           300             27,956
Kerr-McGee Corp. ......................           300             16,125
Penn Virginia Corp. ...................         2,300             44,994
Pennzoil-Quaker State Co. + ...........           300              3,544
Phillips Petroleum Co. ................           200              9,300
Sunoco Inc. ...........................           600             14,475
Tesoro Petroleum Corp. + ..............         3,000             36,375
Ultramar Diamond Shamrock Corp. .......           300              7,350
USX-Marathon Group ....................         1,000             29,125
                                                             -----------
                                                                 189,244
                                                             -----------
OIL SERVICES (0.4%)
Atwood Oceanics, Inc. + ...............           400             11,625
Helmerich & Payne, Inc. ...............         3,400             80,963
Pool Energy Services Co. + ............           400              8,725
Pride International, Inc. + ...........           300              4,125
Seitel, Inc. + ........................         2,300             18,256
Tidewater, Inc. .......................           100              3,000
Tosco Corp. ...........................           400             10,125
Transocean Offshore, Inc. .............           300              8,156
                                                             -----------
                                                                 144,975
                                                             -----------
OTHER TELECOMMUNICATIONS (0.1%)
Cincinnati Bell Inc. ..................           200              4,163
Citizens Utilities Co. + ..............           100              1,156
Telephone & Data Systems, Inc. ........           100             11,525
United States Cellular Corp. + ........           100              8,850
                                                             -----------
                                                                  25,694
                                                             -----------
PRINT MEDIA (0.8%)
Central Newspapers, Inc. ..............           200              8,587
Gannett Co., Inc. .....................           100              7,712
Harcourt General, Inc. ................           100              3,850
Harte-Hanks, Inc. .....................           200              3,963
Knight-Ridder, Inc. ...................         2,900            184,150
McClatchy Co. .........................           700             27,475
Tribune Co. ...........................           400             24,000
                                                             -----------
                                                                 259,737
                                                             -----------
PRODUCER GOODS (0.3%)
Dover Corp. ...........................           100              4,256
Graco, Inc. ...........................           200              6,700
Illinois Tool Works, Inc. .............           100              7,325
Ingersoll-Rand Co. ....................           700             36,575
Parker-Hannifin Corp. .................           100              4,581
Tecumseh Products Co. .................           100              4,794
Transportation Technologies Industries,
 Inc. + ...............................         1,100             16,225
Zebra Technologies, Inc. + ............           300             16,313
                                                             -----------
                                                                  96,769
                                                             -----------
REAL ESTATE INVESTMENT TRUSTS (12.7%)
Alexandria Real Estate Equities, Inc. .           800             23,000
AMB Property Corp. ....................           200              3,975
Apartment Investment & Management Co. .         7,000            263,375
Archstone Communities Trust ...........         1,000             20,000
Arden Realty Group, Inc. ..............         1,000             20,125
Avalon Bay Communities, Inc. ..........         1,268             40,972
Beacon Capital + * ....................         2,300             30,452


26 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
UNITED STATES (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Beacon Voting Trust ...................         2,300        $     9,982
Bedford Property Investors, Inc. ......           600             10,500
Boston Properties, Inc. ...............         4,000            119,250
Brandywine Realty Trust ...............         3,400             57,162
Cabot Industrial Trust ................         1,200             24,000
Camden Property Trust .................         5,162            139,697
Capital Automotive REIT, Inc. .........         1,700             21,675
Captec Net Lease Realty, Inc. .........         1,000             10,750
CBL & Associates Properties, Inc. .....         9,100            202,475
Charles E. Smith Residential Realty,
 Inc...................................         1,600             54,400
Colonial Properties Trust .............         2,600             66,300
Crescent Real Estate Equities, Inc. ...         1,700             28,369
Criimi Mae, Inc. ......................         6,900             13,800
Developers Diversified Realty Corp. ...         5,800             82,650
Duke-Weeks Realty Corp. ...............         3,376             66,254
Equity Office Properties Trust ........        11,000            243,375
Equity One, Inc. ......................           600              6,188
Equity Residential Properties Trust ...         7,214            301,635
Federal Realty Inc. ...................        10,200            185,512
First Industrial Realty Trust, Inc. ...           800             19,750
General Growth Properties, Inc. .......         2,000             57,875
Glenborough Realty Trust, Inc. ........         3,600             47,025
Glimcher Realty Trust .................         1,000             14,813
Golf Trust of America, Inc. ...........         4,100             73,544
Great Lakes REIT, Inc. ................         1,400             20,213
Health Care REIT, Inc. ................         4,200             75,075
Healthcare Realty Trust, Inc. .........         5,866            112,920
Home Properties of New York, Inc. .....         5,000            133,437
Hospitality Properties Trust ..........         2,400             50,700
HRPT Properties Trust .................         2,300             21,131
Kimco Realty Corp. ....................         3,900            133,087
Koger Equity, Inc. ....................         1,700             26,350
Lexington Corporate Properties Trust ..           600              6,525
Liberty Property Trust ................         8,400            196,350
Manufactured Home Communities, Inc. ...         1,600             37,300
Meditrust Companies Corp. .............         1,000              8,063
Pan Pacific Retail Properties, Inc. ...         1,100             20,075
Parkway Properties, Inc. ..............         2,100             64,312
Pennsylvania Real Estate Investment
 Trust.................................         1,200             22,350
Post Properties, Inc. .................         5,500            212,437
Prentiss Properties Trust .............         1,000             21,438
Prime Retail, Inc. ....................         3,600             28,575
ProLogis Trust ........................         9,400            181,537
PS Business Parks, Inc. ...............        10,400            235,300
Public Storage, Inc. ..................           516             12,449
Reckson Associates Realty Corp. .......           500              9,250
Reckson Associates Realty Corp. -
 Class B...............................           337              6,782
Senior Housing Properties Trust .......           230              2,818
Shurgard Storage Centers, Inc. ........           600             14,175
Simon Property Group, Inc. ............         5,500            126,844
SL Green Realty Corp. .................         1,600             29,100
Starwood Financial Trust ..............            16                396
Starwood Hotels & Resort Worldwide,
 Inc...................................         3,900             89,456
Summit Properties Inc. ................         6,700            128,137
Sun Communities, Inc. .................         1,600             51,000
Trinet Corporate Realty Trust, Inc. ...         1,901             43,830
Vornado Operating Co. + ...............            70                420
Vornado Realty Trust ..................         1,400             44,363
                                                             -----------
                                                               4,425,075
                                                             -----------
SEMICONDUCTORS AND ELECTRONICS (2.0%)
ADC Telecommunications, Inc. + ........           200              9,537
Alpha Industries, Inc. + ..............           100              5,525
Altera Corp. + ........................           100              4,863
Amkor Technology, Inc. ................           100              2,019
Anaren Microwave, Inc. ................           300             10,275
Applied Materials, Inc. + .............         1,500            134,719
Applied Micro Circuits Corp. + ........           100              7,781
Applied Science and Technology, Inc. ..           400              9,800
BroadCom Corp. + ......................           100             12,781
Carrier Access Corp. + ................           100              4,944
Cybex Computer Products Corp. + .......           100              3,906
Hadco Corp. + .........................           300             11,025
Intel Corp. ...........................           700             54,206
Inter-Tel, Inc. .......................           100              1,588
KLA Instruments Corp. + ...............           900             71,269
Lattice Semiconductor Corp. + .........           200              7,075
Lucent Technologies, Inc. .............           700             44,975
Miami Computer Supply Corp. + .........           200              4,325
Microchip Technology, Inc. + ..........           100              6,663
Micron Technology, Inc. + .............           900             64,181
MIPS Technologies, Inc. + .............           200              5,775
Motorola, Inc. ........................           300             29,231
Novellus Systems, Inc. + ..............           100              7,750
Park Electrochemical Corp. ............           500             17,437
PMC Sierra Inc. + .....................           100              9,425
RF Micro Devices, Inc. + ..............           200             10,325
Sawtek, Inc. + ........................           300             12,300
Tellabs, Inc. + .......................         1,400             88,550
Texas Instruments, Inc. ...............           400             35,900
Vitesse Semiconductor Corp. + .........           200              9,175
                                                             -----------
                                                                 697,325
                                                             -----------
SPECIALTY CHEMICALS (0.1%)
Albemarle Corp. .......................           100              1,775
Lubrizol Corp. (The) ..................           200              5,125
Octel Corp. + .........................         2,000             24,500
OM Group, Inc. ........................           200              7,500
Praxair, Inc. .........................           100              4,675
                                                             -----------
                                                                  43,575
                                                             -----------
STEEL (0.1%)
Cleveland-Cliffs, Inc. ................           200              5,975


                                       See Notes to Portfolio of Investments. 27

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
LEGACY (CONTINUED)
--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
UNITED STATES (CONTINUED)
STEEL (CONTINUED)
Quanex Corp. ..........................           500        $    10,844
                                                             -----------
                                                                  16,819
                                                             -----------
SURFACE TRANSPORT (0.6%)
Burlington Northern Santa Fe Corp. ....         3,100             98,812
Covenant Transport, Inc. + ............           100              1,538
Union Pacific Corp. ...................         1,700             94,775
                                                             -----------
                                                                 195,125
                                                             -----------
TEXTILES AND APPAREL (0.1%)
Authentic Fitness Corp. ...............           700             13,606
K-Swiss Inc. ..........................           400              5,150
Nike, Inc. ............................           200             11,288
Polymer Group, Inc. + .................           400              7,825
Tommy Hilfiger Corp. + ................           200              5,650
                                                             -----------
                                                                  43,519
                                                             -----------
TOTAL UNITED STATES (COST $11,042,083)                        10,728,848
                                                             -----------
FOREIGN COMMON STOCKS (9.6%)
AUSTRALIA  (0.2%)
Amcor Ltd.
 (Forest Products and Building
 Materials)............................        11,000             48,041
Foster's Brewing Group Ltd.
 (Food and Beverage) ..................        14,000             37,188
                                                             -----------
TOTAL AUSTRALIA                                                   85,229
                                                             -----------
CANADA  (0.4%)
Alcan Aluminum Ltd. (Aluminum) ........           200              6,587
BCE Inc. (Other Telecommunications) ...         1,500             90,047
Canadian National Railway Co.
 (Surface Transport) ..................         1,000             30,500
Trizec Hahn Corp.
 (Real Estate Investment Trusts) ......         1,000             18,500
                                                             -----------
TOTAL CANADA                                                     145,634
                                                             -----------
DENMARK  (0.4%)
Carli Gry International A/S
 (Textiles and Apparel) ...............         2,000             36,482
Novo-Nordisk A/S (Drugs) ..............           400             47,964
Tele Danmark A/S (Other
 Telecommunications)...................         1,000             60,661
                                                             -----------
TOTAL DENMARK                                                    145,107
                                                             -----------
FINLAND  (0.4%)
Nokia Corp., ADR
 (Semiconductors and Electronics) .....           800             92,450
Pohjola Group Insurance Corp.
 (Insurance)...........................           900             48,245
                                                             -----------
TOTAL FINLAND                                                    140,695
                                                             -----------
FRANCE  (1.0%)
Accor SA (Consumer Services) ..........           200             44,987
Alstom (Industrial Services) + ........           900             27,245
Axa (Insurance) .......................           200             28,191
France Telecom SA (Other
 Telecommunications)...................           300             28,963
Gemini Sogeti SA (Data and Imaging
 Services).............................           300             45,408
Groupe Danone (Food and Beverage) .....           100             25,489
PSA Peugeot Citroen (Automotive) ......           200             38,365
Societe Generale (Banks and Thrifts) ..           100             21,758
Total Fina SA (Oil Services) ..........           438             59,221
Vivendi (Conglomerate and Aerospace) ..           327             24,764
                                                             -----------
TOTAL FRANCE                                                     344,391
                                                             -----------
GERMANY  (0.5%)
Deutsche Pfandbrief & Hypothekenbank AG
 (Banks and Thrifts) ..................           400             34,665
Fresenius Medical Care AG
 (Biotech and Medical Products) .......           500             34,949
Mannesmann AG
 (Data and Imaging Services) ..........           300             47,142
Siemens AG
 (Electrical Machinery and Instruments)           600             53,827
                                                             -----------
TOTAL GERMANY                                                    170,583
                                                             -----------
IRELAND  (0.2%)
Allied Irish Banks (Banks and Thrifts)          2,024             25,317
CRH Plc
 (Forest Products and Building
 Materials)............................         2,025             38,206
Waterford Wedgewood
 (Housing and Furnishings) ............        15,307             16,250
                                                             -----------
TOTAL IRELAND                                                     79,773
                                                             -----------
ITALY  (0.1%)
Banca del Nazionale Lavoro
 (Banks and Thrifts) + ................         8,300             28,092
                                                             -----------
JAPAN  (1.9%)
Canon, Inc. (Semiconductors and
 Electronics)..........................         2,000             56,535
East Japan Railway Co. (Surface
 Transport)............................            10             61,230
Fuji Heavy Industries Ltd. (Automotive)         4,000             33,959
Matsushita Electric Industrial Co.,
 Ltd.
 (Electrical Machinery and Instruments)         1,000             21,033
Mizuno Corp. (Consumer Specialties) ...         4,000             11,690
Nippon Telegraph & Telephone
 (Major Telecommunications) ...........             5             76,658
NTT Mobile Communication Network, Inc.
 (Other Telecommunications) + .........             5            132,714
Seino Transportation Co. Ltd.
 (Surface Transport) ..................         5,000             34,688
Sekisui Chemical Co., Ltd.
 (Specialty Chemicals) ................         7,000             34,410
Shin-Etsu Chemical Co., Ltd.
 (Specialty Chemicals) ................         1,000             41,204
SoftBank Corp.(Semiconductors and
 Electronics)..........................           100             41,491
Sony Corp. (Housing and Furnishings) ..           200             31,161
Terumo Corp. (Biotech and Medical
 Products).............................         2,000             60,751
The Tokio Marine & Fire Insurance Co.,
 Ltd. (Insurance) .....................         2,000             26,159
                                                             -----------
TOTAL JAPAN                                                      663,683
                                                             -----------
MEXICO  (0.1%)
Telefonos de Mexico SA, ADR
 (Other Telecommunications) + .........           400             34,200
                                                             -----------


28 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES               VALUE
                                          -----------        -----------
NETHERLANDS  (1.2%)
ABN AMRO Holding NV (Investment
 Services).............................         1,700        $    41,080
Akzo Nobel NV (Specialty Chemicals) ...           800             34,426
Getronics NV (Computers) ..............           900             44,840
ING Groep NV (Diversified Financial
 Services).............................         1,053             62,070
Koninklijke Ahold NV (Food and Drug
 Retail)...............................         1,418             43,521
Koninklijke KPN NV
 (Major Telecommunications) ...........           600             30,770
Nutreco Holding NV (Food and Drug
 Retail)...............................           711             24,288
Royal Dutch Petroleum Co. (Oil) .......           200             11,988
STMicroelectronics
 (Semiconductors and Electronics) .....           600             52,660
United Pan-Europe Communications NV
 (Other Telecommunications) + .........           600             46,101
Vendex KBB N.V. (Discretionary Retail)            903             26,339
                                                             -----------
TOTAL NETHERLANDS                                                418,083
                                                             -----------
NORWAY  (0.3%)
Christiania Bank Og Kredkasse
 (Banks and Thrifts) ..................         7,800             37,983
Merkantildata ASA (Data and Imaging
 Services).............................         2,000             16,954
Ocean Rig ASA (Oil Services) + ........       191,050             21,432
Petroleum Geo-Services ASA (PGS)
 (Oil Services) + .....................         2,300             34,304
                                                             -----------
TOTAL NORWAY                                                     110,673
                                                             -----------
SINGAPORE  (0.1%)
Singapore Airlines Ltd. (Air Transport)         2,800             29,619
                                                             -----------
SPAIN  (0.3%)
Telefonica Publicidad e Informacion,
 S.A. (Consumer Services) + ...........         1,900             41,440
Telefonica SA (Major
 Telecommunications) + ................         3,300             54,249
                                                             -----------
TOTAL SPAIN                                                       95,689
                                                             -----------
SWEDEN  (0.3%)
Autoliv, Inc. (Automotive) ............         1,200             38,164
Electrolux AB (Housing and Furnishings)           900             17,916
Ericsson, ADR (Semiconductors and
 Electronics)..........................           200              8,550
Svenska Cellulosa AB (Consumer
 Products).............................         1,050             28,295
                                                             -----------
TOTAL SWEDEN                                                      92,925
                                                             -----------
SWITZERLAND  (0.7%)
Adecco SA (Surface Transport) .........            20             12,128
Nestle SA Registered Shares
 (Food and Beverage) ..................            50             96,476
Roche Holdings AG (Drugs) .............             2             24,021
Sulzer AG (Conglomerate and
 Aerospace) +..........................           100             70,224
The Swatch Group AG (Consumer
 Specialties)..........................            50             39,837
                                                             -----------
TOTAL SWITZERLAND                                                242,686
                                                             -----------
UNITED KINGDOM  (1.5%)
AstraZeneca Group Plc (Drugs) .........           900             40,642
Bank of Scotland (Banks and Thrifts) ..         6,348             79,061
Barclays Plc (Investment Services) ....         1,000             30,570
Bass Plc (Food and Beverage) ..........         1,900             20,842
British Telecom Plc (Other
 Telecommunications)...................         4,368             79,093
Dixons Group Plc (Discretionary Retail)         1,300             22,996
General Electric Co. Plc
 (Conglomerate and Aerospace) .........         2,500             27,136
Granada Group Plc (Electronic Media) +          4,126             32,565
Kingfisher Plc (Discretionary Retail) .         3,671             40,028
Prudential Plc (Insurance) ............         1,700             26,626
SmithKline Beecham Plc (Drugs) ........         3,314             42,633
Vodafone Group Plc
 (Other Telecommunications) ...........         8,945             41,538
WPP Group Plc (Commercial Services) ...         3,200             34,682
                                                             -----------
TOTAL UNITED KINGDOM                                             518,412
                                                             -----------
TOTAL FOREIGN COMMON STOCKS (COST $2,808,086)                  3,345,474
                                                             -----------
TOTAL COMMON STOCKS (COST $13,850,169)                        14,074,322
                                                             -----------
                                           PRINCIPAL
                                             AMOUNT
                                          -----------
LONG-TERM BONDS AND NOTES (47.8%)
CORPORATE BONDS (14.0%)
AT&T Capital Corp.,6.75%,02/04/02 .....   $   100,000             99,724
Boeing Co.,6.63%,02/15/38 .............        45,000             39,399
Capital Auto Receivables Asset Trust,
 6.30%,05/15/04 .......................       275,000            274,388
Capital One Bank,6.66%,06/19/00 .......       300,000            300,102
Chemical Master Credit Card Trust,
 7.09%,02/15/09 .......................       145,000            145,226
Conoco Inc.,5.90%,04/15/04 ............       475,000            457,712
CVS Corp.,5.50%,02/15/04 ..............       300,000            282,000
DaimlerChrysler NA Holdings Inc.,
 7.20%,09/01/09 .......................        66,000             66,188
Diageo Capital Plc,7.25%,11/01/09 a ...       100,000            100,850
Eastman Kodak Co.,6.50%,08/15/01 ......        80,000             79,800
Ford Motor Credit Corp.,7.38%,10/28/09        150,000            151,474
Fortune Brands, Inc.,6.63%,07/15/28 ...        70,000             61,780
General Electric Capital
 Corp.,6.81%,11/03/03..................       120,000            120,312
GTE Corp.,9.38%,12/01/00 ..............       200,000            206,496
Household Finance Corp.,5.88%,09/25/04        150,000            142,454
Israel Electric Corp.,8.25%,10/15/09 b         90,000             90,507
Key Bank Corp.,6.95%,02/01/28 .........        61,000             55,166
Korea Development Bank,7.13%,09/17/01 b       200,000            197,046
MBNA Master Credit Card Trust,
 6.40%,01/18/05 .......................       300,000            299,040
National Australia Bank,6.40%,12/10/07
 b.....................................       300,000            291,484
Norwest Financial, Inc.,5.38%,09/30/03        150,000            143,042
Quebec Province Co.,5.75%,02/15/09 b ..       100,000             91,220
Quebec Province Co.,7.50%,09/15/29 b ..        40,000             40,223
Raytheon Co.,6.75%,08/15/07 ...........       120,000            114,486
Rohm & Haas Co.,7.85%,07/15/29 ++ .....       170,000            174,468
Texaco Capital, Inc.,5.50%,01/15/09 ...       170,000            150,789
Tyco International Group
 SA,6.13%,01/15/09 b ..................       540,000            491,127
U.S. West Communications Group,
 5.63%,11/15/08 .......................        90,000             80,292
United Technologies
 Corp.,7.50%,09/15/29..................       125,000            126,520
                                                             -----------
TOTAL CORPORATE BONDS (COST $4,986,967)                        4,873,315
                                                             -----------


                                       See Notes to Portfolio of Investments. 29

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
LEGACY (CONTINUED)
--------------------------------------------------------------------------------

                                           PRINCIPAL            MARKET
                                            AMOUNT               VALUE
                                          -----------        -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (16.9%)
Federal National Mortgage Association,
 5.75%,03/15/09 .......................   $   854,000        $   799,394
Federal National Mortgage Association,
 6.00%,06/01/28 - 01/01/29.............       958,790            894,666
Federal National Mortgage Association,
 6.50%,08/01/28 .......................       381,252            365,700
Federal National Mortgage Association,
 6.63%,09/15/09 .......................       815,000            809,140
Federal National Mortgage Association -
 Conventional Loan,6.50%,02/01/28 .....       355,661            341,153
Government National Mortgage
 Association,
 6.50%,02/15/26 - 02/15/29.............     1,285,499          1,229,848
Government National Mortgage
 Association,
 7.00%,04/15/27 - 02/15/28.............       869,623            853,815
Government National Mortgage
 Association,
 7.50%,12/15/23 .......................       490,335            492,204
Government National Mortgage
 Association,
 8.00%,07/15/24 .......................       103,821            106,241
                                                             -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (COST $6,073,215)                                  5,892,161
                                                             -----------
U.S. GOVERNMENT OBLIGATIONS (16.9%)
U.S. Treasury Note,5.25%,08/15/03 -
 02/15/29..............................     1,928,000          1,872,092
U.S. Treasury Note,5.50%,03/31/03 .....     1,395,000          1,376,692
U.S. Treasury Note,5.63%,09/30/01 -
 05/15/08..............................        58,000             56,607
U.S. Treasury Note,6.00%,08/15/04 -
 08/15/09..............................     2,427,000          2,426,905
U.S. Treasury Note,6.50%,08/15/05 .....       110,000            112,071
U.S. Treasury Note,7.50%,02/15/05 .....        55,000             58,455
                                                             -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $5,925,501)            5,902,822
                                                             -----------
TOTAL LONG-TERM BONDS AND NOTES (COST $16,985,683)            16,668,298
                                                             -----------
SHORT-TERM INVESTMENTS (7.9%)
Dakota Certificates - Standard Credit
 Card Master Trust 1,5.38%,11/08/99 ++        900,000            899,059
Federal Home Loan Bank,5.16%,11/01/99 .     1,668,000          1,667,999
U.S. Treasury Bill,4.86%,02/17/00 @ ...       200,000            197,084
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS (COST $2,764,143)                 2,764,142
                                                             -----------
TOTAL INVESTMENTS (COST $33,599,995)(A)                       33,506,762
OTHER ASSETS LESS LIABILITIES                                  1,397,934
                                                             -----------
TOTAL NET ASSETS                                             $34,904,696
                                                             ===========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $33,706,778. Unrealized gains and losses, based on identified tax cost at October 31, 1999, are as follows:

Unrealized gains.............................            $ 1,292,036

Unrealized losses............................             (1,492,052)
                                                         -----------

 Net unrealized loss.........................            $  (200,016)
                                                         ===========

Information concerning open futures contracts at October 31, 1999 is shown below:

                             NO. OF      NOTIONAL    EXPIRATION     UNREALIZED
                           CONTRACTS      VALUE         DATE       GAIN/(LOSS)
                           ----------  ------------  -----------  --------------

     LONG CONTRACTS
-------------------------

ALL Ordinarries Futures .       7      $   327,979     Dec 99      $     5,815

CAC 40 Index Futures ....      10          519,119     Dec 99           19,025

DAX Index Futures .......       3          443,853     Dec 99           13,901

FTSE 100 Index Futures ..       2          209,174     Dec 99            7,515

Long-Term EURO Bonds
Futures..................       3          340,243     Dec 99            (978)

Swiss Government Bond
Futures..................       3          238,972     Dec 99          (5,099)

TOPIX Index Futures .....       3          445,528     Dec 99           14,086
                                       -----------                 -----------
                                       $ 2,524,868                 $    54,265
                                       ===========                 ===========

   SHORT CONTRACTS
----------------------

S&P 500 Index Futures ..        2         (688,100)    Dec 99          (41,965)
                                       ===========                 ===========

b     Foreign bond denominated in U.S. dollars.
+     Non-income producing security.
* Restricted security. This security has been determined to be illiquid under guidelines established by the Board of Directors.
++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 1999.

Acquisition date and cost concerning illiquid securities at October 31, 1999 is shown below:

                                      ACQUISITION
                                          DATE                  COST
                                      -----------            -----------

Beacon Capital ................         03/17/98             $    34,650
                                                             ===========

The market value of the total illiquid securities above is $30,452 which represents 0.09% of the total net assets.

Category percentages are based on net assets.


30 See Notes to Financial Statements.

GENERATION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                        ASCENT     CROSSROADS       LEGACY
                                      -----------  -----------    -----------
ASSETS:
Investments, at market value .......  $58,080,998  $63,715,317    $33,506,762
Cash ...............................        1,187        3,134          3,440
Foreign currency ...................      733,087      671,333        255,581
Receivable for:
 Dividends and interest ............      124,768      276,423        194,201
 Investments sold ..................      775,610      661,671        602,017
 Fund shares sold ..................    2,286,620       60,098      1,035,607
 Recoverable foreign taxes .........        6,837        6,574          3,366
 Variation margin ..................       31,922       44,468         22,808
 Reimbursement from Investment
 Adviser............................           --           --          6,818
Gross unrealized gain on forward
 foreign currency exchange contracts        7,810        6,747          3,177
                                      -----------  -----------    -----------
     Total assets ..................   62,048,839   65,445,765     35,633,777
                                      -----------  -----------    -----------
LIABILITIES:
Payable for:
 Investments purchased .............      978,426    1,235,987        580,098
 Fund shares redeemed ..............        2,198        4,169         49,111
Other liabilities ..................      121,549      121,509         91,007
Gross unrealized loss on forward
 foreign currency exchange contracts       17,596       22,562          8,865
                                      -----------  -----------    -----------
     Total liabilities .............    1,119,769    1,384,227        729,081
                                      -----------  -----------    -----------
     NET ASSETS ....................  $60,929,070  $64,061,538    $34,904,696
                                      ===========  ===========    ===========
Net assets represented by:
Paid-in capital ....................  $55,519,194  $60,417,482    $33,032,433
Net unrealized gain (loss) on
 investments, open futures contracts
 and foreign currency related
 transactions.......................      272,618     (352,849)       (72,699)
Undistributed net investment income       793,717    1,211,739        813,190
Accumulated net realized gain on
 investments........................    4,343,541    2,785,166      1,131,772
                                      -----------  -----------    -----------
     NET ASSETS ....................  $60,929,070  $64,061,538    $34,904,696
                                      ===========  ===========    ===========

Cost of investments ................  $57,843,324  $64,108,092    $33,599,995
Cost of foreign currency ...........  $   735,842  $   674,778    $   257,298


                                           See Notes to Financial Statements. 31

GENERATION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                        ASCENT     CROSSROADS       LEGACY
                                      -----------  -----------    -----------
CAPITAL SHARES, $.001 PAR VALUE:
Class I:
 Outstanding .......................    3,454,659    4,117,707      2,281,506
 Net Assets ........................  $41,935,845  $48,439,813    $24,106,910
 Net Asset Value, offering and
  redemption price per share (net
  assets divided by shares
  outstanding)......................  $     12.14  $     11.76    $     10.57
Class A:
 Outstanding .......................    1,347,548    1,318,637        989,655
 Net Assets ........................  $16,251,627  $15,389,171    $10,371,432
 Net Asset Value and redemption
  price per share (net assets
  divided by shares outstanding) ... $ 12.06 $ 11.67 $ 10.48 Offering price (net asset value divided by 1 minus maximum sales
  load).............................  $     12.80  $     12.38    $     11.12
Class B:
 Outstanding .......................        9,578        9,017         11,679
 Net Assets ........................  $   115,515  $   105,325    $   122,554
 Net Asset Value, offering and
  redemption price per share (net
  assets divided by shares
  outstanding)......................  $     12.06  $     11.68    $     10.49
Class C:
 Outstanding .......................      218,239       10,924         29,057
 Net Assets ........................  $ 2,626,083  $   127,229    $   303,800
 Net Asset Value, offering and
  redemption price per share (net
  assets divided by shares
  outstanding)......................  $     12.03  $     11.65    $     10.46


32 See Notes to Financial Statements.

GENERATION FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                          ASCENT     CROSSROADS      LEGACY
                                        ----------   ----------    ----------

INVESTMENT INCOME:
Dividends ............................  $1,208,676   $  864,016    $  364,220
Interest .............................     370,265      954,388       982,010
                                        ----------   ----------    ----------
                                         1,578,941    1,818,404     1,346,230
Foreign taxes withheld on dividends ..     (10,254)      (8,022)       (3,950)
                                        ----------   ----------    ----------
     Total investment income .........   1,568,687    1,810,382     1,342,280
                                        ----------   ----------    ----------
INVESTMENT EXPENSES:
Investment advisory fees .............     409,705      387,278       242,377
Administrative services fees .........      51,213       48,410        30,297
Distribution plan fees - Class A .....      19,612       18,198        13,496
Distribution plan fees - Class B .....         564          529           572
Distribution plan fees - Class C .....      11,758        1,093         2,014
Shareholder services fees - Class B ..         188          176           191
Shareholder services fees - Class C ..       3,920          364           671
Printing and postage .................       3,333        4,201           367
Custody fees .........................      45,517       46,923        45,152
Transfer agent fees ..................      40,796       39,161        33,589
Audit fees ...........................      25,569       25,549        25,231
Directors' fees ......................       1,185        1,109           705
Registration fees ....................      64,693       64,787        61,446
Miscellaneous expenses ...............       1,958        1,978         1,168
                                        ----------   ----------    ----------
Expenses before reimbursement and
 waiver from Investment Adviser ......     680,011      639,756       457,276
Expense reimbursement and waiver from
 Investment Adviser ..................     (29,401)     (37,728)      (77,162)
                                        ----------   ----------    ----------
     Net expenses ....................     650,610      602,028       380,114
                                        ----------   ----------    ----------
Net investment income ................     918,077    1,208,354       962,166
                                        ----------   ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments .........................   4,830,764    3,260,113     1,236,285
 Futures and forward foreign currency
  exchange contracts .................    (399,364)    (275,559)      (97,961)
 Foreign currency related transactions     (56,537)     (35,559)      (17,102)
                                        ----------   ----------    ----------
     Net realized gain on investments    4,374,863    2,948,995     1,121,222
                                        ----------   ----------    ----------
Net change in unrealized gain or loss
 on:
 Investments .........................     674,134      157,255       (23,216)
 Futures and forward foreign currency
  exchange contracts .................      69,665       91,855        44,536
 Foreign currency related transactions       6,096        2,579         1,488
                                        ----------   ----------    ----------
     Net change in unrealized gain or
      loss on investments ............     749,895      251,689        22,808
                                        ----------   ----------    ----------
Net realized and change in unrealized
 gain or loss on investments .........   5,124,758    3,200,684     1,144,030
                                        ----------   ----------    ----------
Net increase in net assets resulting
 from operations......................  $6,042,835   $4,409,038    $2,106,196
                                        ==========   ==========    ==========


                                           See Notes to Financial Statements. 33

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         ASCENT
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 1999   OCTOBER 31, 1998
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income ...................   $    918,077        $   735,730
Net realized gain on investments.........      4,374,863          1,359,260
Net change in unrealized gain or loss on
 investments.............................        749,895         (3,480,248)
                                            ------------        -----------
 Net increase (decrease) in net assets
 resulting from operations...............      6,042,835         (1,385,258)
                                            ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income..............       (616,986)          (895,077)
 From net realized gains.................     (1,057,935)        (5,380,645)
Class A:
 From net investment income..............        (56,893)           (35,138)
 From net realized gains.................       (103,034)          (223,061)
Class C:
 From net investment income..............         (1,622)                --
 From net realized gains.................         (3,811)                --
                                            ------------        -----------
 Decrease in net assets from
 distributions to shareholders...........     (1,840,281)        (6,533,921)
                                            ------------        -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold...............     11,312,262         20,176,464
 Net asset value of shares issued upon
  reinvestment of distributions..........      1,672,894          6,263,647
 Payments for shares redeemed............    (12,558,349)        (8,242,505)
Class A:
 Proceeds from shares sold...............     15,254,404          1,663,123
 Net asset value of shares issued upon
  reinvestment of distributions..........        159,927            258,199
 Payments for shares redeemed............     (2,023,252)          (177,343)
Class B:
 Proceeds from shares sold...............        107,822                 --
Class C:
 Proceeds from shares sold...............      2,575,574            143,534
 Net asset value of shares issued upon
  reinvestment of distributions..........          1,886                 --
 Payments for shares redeemed............       (187,210)               (12)
                                            ------------        -----------
 Net increase in net assets from fund
 share transactions......................     16,315,958         20,085,107
                                            ------------        -----------
Net change in net assets.................     20,518,512         12,165,928
NET ASSETS:
Beginning of period......................     40,410,558         28,244,630
                                            ------------        -----------
End of period............................   $ 60,929,070        $40,410,558
                                            ============        ===========
End of period net assets includes
 undistributed net investment income.....   $    793,717        $   604,312
                                            ============        ===========


34 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                         ASCENT
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 1999   OCTOBER 31, 1998
                                           ----------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold...................        951,283          1,608,863
 Number of shares issued upon
  reinvestment of distributions..........        146,617            539,997
 Number of shares redeemed...............     (1,054,715)          (627,163)
                                            ------------        -----------
 Net increase............................         43,185          1,521,697
                                            ============        ===========
Class A:
 Number of shares sold...................      1,300,882            135,610
 Number of shares issued upon
  reinvestment of distributions..........         14,078             22,333
 Number of shares redeemed...............       (171,727)           (15,049)
                                            ------------        -----------
 Net increase............................      1,143,233            142,894
                                            ============        ===========
Class B:
 Number of shares sold...................          9,578                 --
                                            ------------        -----------
 Net increase............................          9,578                 --
                                            ============        ===========
Class C:
 Number of shares sold...................        221,902             11,951
 Number of shares issued upon
  reinvestment of distributions..........            165                 --
 Number of shares redeemed...............        (15,778)                (1)
                                            ------------        -----------
 Net increase............................        206,289             11,950
                                            ============        ===========


                                           See Notes to Financial Statements. 35

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                       CROSSROADS
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 1999   OCTOBER 31, 1998
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income ...................   $  1,208,354        $   963,741
Net realized gain on investments.........      2,948,995          1,045,935
Net change in unrealized gain or loss on
 investments.............................        251,689         (2,930,480)
                                            ------------        -----------
 Net increase (decrease) in net assets
  resulting from operations..............      4,409,038           (920,804)
                                            ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income..............       (705,179)        (1,119,675)
 From net realized gains.................       (816,288)        (3,810,051)
Class A:
 From net investment income..............        (65,730)           (34,108)
 From net realized gains.................        (79,579)           (95,586)
Class C:
 From net investment income..............         (3,022)                --
 From net realized gains.................         (4,365)                --
                                            ------------        -----------
 Decrease in net assets from
 distributions to shareholders...........     (1,674,163)        (5,059,420)
                                            ------------        -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold...............     19,399,453         20,876,851
 Net asset value of shares issued upon
  reinvestment of distributions..........      1,521,467          4,929,726
 Payments for shares redeemed............    (12,557,870)        (8,482,094)
Class A:
 Proceeds from shares sold...............     15,537,698          1,927,272
 Net asset value of shares issued upon
  reinvestment of distributions..........        145,122            129,555
 Payments for shares redeemed............     (2,663,879)          (260,730)
Class B:
 Proceeds from shares sold...............        100,000                 --
Class C:
 Proceeds from shares sold...............         77,647            169,379
 Net asset value of shares issued upon
  reinvestment of distributions..........          4,090                 --
 Payments for shares redeemed............       (121,295)               (13)
                                            ------------        -----------
 Net increase in net assets from fund
  share transactions.....................     21,442,433         19,289,946
                                            ------------        -----------
Net change in net assets.................     24,177,308         13,309,722
NET ASSETS:
Beginning of period......................     39,884,230         26,574,508
                                            ------------        -----------
End of period............................   $ 64,061,538        $39,884,230
                                            ============        ===========
End of period net assets includes
 undistributed net investment income.....   $  1,211,739        $   672,476
                                            ============        ===========


36 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                       CROSSROADS
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 1999   OCTOBER 31, 1998
                                           ----------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold...................      1,672,356          1,687,088
 Number of shares issued upon
  reinvestment of distributions..........        135,121            429,905
 Number of shares redeemed...............     (1,085,184)          (680,662)
                                            ------------        -----------
 Net increase............................        722,293          1,436,331
                                            ============        ===========
Class A:
 Number of shares sold...................      1,344,375            160,752
 Number of shares issued upon
  reinvestment of distributions..........         12,969             11,315
 Number of shares redeemed...............       (229,882)           (22,270)
                                            ------------        -----------
 Net increase............................      1,127,462            149,797
                                            ============        ===========
Class B:
 Number of shares sold...................          9,017                 --
                                            ------------        -----------
 Net increase............................          9,017                 --
                                            ============        ===========
Class C:
 Number of shares sold...................          6,823             14,348
 Number of shares issued upon
  reinvestment of distributions..........            364                 --
 Number of shares redeemed...............        (10,610)                (1)
                                            ------------        -----------
 Net increase (decrease).................         (3,423)            14,347
                                            ============        ===========


                                           See Notes to Financial Statements. 37

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                         LEGACY
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 1999   OCTOBER 31, 1998
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income ...................    $   962,166        $   706,968
Net realized gain on investments.........      1,121,222            660,618
Net change in unrealized gain or loss on
 investments.............................         22,808         (1,171,297)
                                             -----------        -----------
 Net increase in net assets resulting
  from operations........................      2,106,196            196,289
                                             -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income..............       (507,672)          (951,871)
 From net realized gains.................       (492,687)        (2,397,573)
Class A:
 From net investment income..............        (68,465)           (61,980)
 From net realized gains.................        (68,973)          (157,499)
Class C:
 From net investment income..............         (5,126)                --
 From net realized gains.................         (5,806)                --
                                             -----------        -----------
 Decrease in net assets from
  distributions to shareholders..........     (1,148,729)        (3,568,923)
                                             -----------        -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold...............      9,029,462         12,105,973
 Net asset value of shares issued upon
  reinvestment of distributions..........        999,942          2,902,692
 Payments for shares redeemed............     (9,065,607)        (7,810,811)
Class A:
 Proceeds from shares sold...............     10,488,925          1,559,872
 Net asset value of shares issued upon
  reinvestment of distributions..........        137,247            219,481
 Payments for shares redeemed............     (2,223,171)          (240,347)
Class B:
 Proceeds from shares sold...............        118,744                 --
Class C:
 Proceeds from shares sold...............        223,129            177,142
 Net asset value of shares issued upon
  reinvestment of distributions..........          6,720                 --
 Payments for shares redeemed............       (103,010)               (25)
                                             -----------        -----------
 Net increase in net assets from fund
  share transactions.....................      9,612,381          8,913,977
                                             -----------        -----------
Net change in net assets.................     10,569,848          5,541,343
NET ASSETS:
Beginning of period......................     24,334,848         18,793,505
                                             -----------        -----------
End of period............................    $34,904,696        $24,334,848
                                             ===========        ===========
End of period net assets includes
 undistributed net investment income.....    $   813,190        $   465,846
                                             ===========        ===========


38 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                         LEGACY
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 1999   OCTOBER 31, 1998
                                           ----------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold...................        865,549          1,123,731
 Number of shares issued upon
  reinvestment of distributions..........         97,938            284,275
 Number of shares redeemed...............       (870,781)          (726,336)
                                             -----------        -----------
 Net increase............................         92,706            681,670
                                             ===========        ===========
Class A:
 Number of shares sold...................      1,012,224            140,358
 Number of shares issued upon
  reinvestment of distributions..........         13,535             21,629
 Number of shares redeemed...............       (214,733)           (23,131)
                                             -----------        -----------
 Net increase............................        811,026            138,856
                                             ===========        ===========
Class B:
 Number of shares sold...................         11,679                 --
                                             -----------        -----------
 Net increase............................         11,679                 --
                                             ===========        ===========
Class C:
 Number of shares sold...................         21,618             16,775
 Number of shares issued upon
  reinvestment of distributions..........            660                 --
 Number of shares redeemed...............         (9,994)                (2)
                                             -----------        -----------
 Net increase............................         12,284             16,773
                                             ===========        ===========


                                           See Notes to Financial Statements. 39

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers three funds (each a Fund; collectively, the Funds), Aetna Ascent Fund (Ascent), Aetna Crossroads Fund (Crossroads) and Aetna Legacy Fund (Legacy).

Shares of each Fund are available to all investors including employers and employees who utilize the Funds as investment options under retirement plans. The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Shareholders not eligible to purchase Class I shares can purchase shares in any other Class of the Funds. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS I:   No sales charges or distribution fees.

  CLASS A: Generally, subject to a front-end sales charge; distribution fees of (0.25% of average net assets of the class per year).

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.75%; service fees of 0.25%.

Shares in each Class for each Fund were first made available to the public on the following dates:

          CLASS I            CLASS A            CLASS B          CLASS C
          -------            -------            -------          -------

      January 4, 1995    January 20, 1997    March 1, 1999    June 30, 1998

The following is each Fund's investment objective:

      ASCENT seeks to provide capital appreciation.

      CROSSROADS seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

      LEGACY seeks to provide total return consistent with preservation of capital.

Aeltus Investment Management, Inc., (Aeltus) serves as the investment adviser to each Fund. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and ACI are indirect wholly-owned subsidiaries of Aetna Inc. (Aetna).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

--------------------------------------------------------------------------------

A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities, with the exception of high yield securities, maturing in more than sixty days for which market quotations are readily available are valued at the mean of the last bid and asked price. High yield securities are priced at bid by external pricing sources or brokers making a market in the security. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board or Directors (Board).

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments.

B. FUTURES AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds invest in financial futures contracts as a hedge against their existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds, where authorized, may use forward foreign currency exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated portfolio securities. Contracts are recorded at market value and marked-to-market daily.

The risks associated with financial futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolios of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, any futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. FEDERAL INCOME TAXES

Each Fund has met the requirements to be taxed as a regulated investment company for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code. Furthermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Internal Revenue Code. Thus, the financial statements contain no provision for federal income taxes.

E. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, certain futures contracts, certain investments in foreign equity securities and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Internal Revenue Code.

F. LINE OF CREDIT

Certain series of Aetna Series Fund Inc. (including Ascent, Crossroads and Legacy), certain portfolios of Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of GET Funds, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $300,000,000, with a syndicate of banks led by Citibank, N.A. For its services as Agent, Citibank, N.A. received an agent fee of $200,000. In addition, the revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unutilized amount of the credit facility. Each of the participating series will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. The revolving credit facility became effective on November 30, 1999. As such, none of the Funds have incurred agent fees, commitment fees or interest expense as of October 31, 1999.

G. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICE AND DISTRIBUTION FEES

Each Fund paid Aeltus an investment advisory fee at an annual rate of 0.80% of each Fund's average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply.

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain Class I shareholders that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.40% of the average daily net assets associated with those shares. For the period November 1, 1998 through October 31, 1999, Aeltus paid ALIAC $426,367.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for Class A, Class B and Class C shares. The Distribution Plan provides for payments to the principal underwriter at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund and 0.75% of the average daily net assets of Class B and Class C shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by the principal underwriter in promoting the sale of Class A, Class B and Class C shares. The Distribution Plan may be terminated as to each class of shares upon a majority vote of the Company's independent directors.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred by Class A, Class B and Class C shares and service fees incurred by Class B and Class C shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 1999 to reimburse each Fund for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return. Reimbursement and waiver arrangements will increase a Fund's yield and total return. Actual expenses for the year ended October 31, 1999 were at or below contractual limits. Actual expense ratios are included in the Financial Highlights.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended October 31, 1999 were:

                                       COST OF PURCHASES     PROCEEDS FROM SALES
                                       -----------------     -------------------

               Ascent                    $ 71,723,845           $ 64,489,860
               Crossroads                  72,487,029             55,543,848
               Legacy                      43,273,250             32,169,172

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

6. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As of October 31, 1999, the Funds had the following open forward foreign currency exchange contracts that obligate the Funds to deliver currencies at specified future dates. Ascent, Crossroads and Legacy's net unrealized loss of $9,786, $15,815 and $5,688, respectively, on these contracts, are included in the accompanying financial statements. The terms of the open contracts are as follows:

ASCENT
------

EXCHANGE    CURRENCY TO        U.S. $ VALUE      CURRENCY TO       U.S. $ VALUE      UNREALIZED
  DATE      BE DELIVERED     OCTOBER 31, 1999    BE RECEIVED     OCTOBER 31, 1999   GAIN (LOSS)
  ----      ------------     ----------------    -----------     ----------------   -----------
CONTRACTS TO BUY
----------------
11/4/99        88,432            $88,432            54,000           $88,610           $178
             U.S. Dollar                        British Pound
--------------------------------------------------------------------------------------------------
11/2/99        144,668           144,668           137,000           143,934           (734)
             U.S. Dollar                             Euro
--------------------------------------------------------------------------------------------------
5/18/00        21,684             21,684           170,000            21,782            98
             U.S. Dollar                       Hong Kong Dollar
--------------------------------------------------------------------------------------------------
11/3/99        58,799             58,799            98,000            58,925            126
             U.S. Dollar                       Singapore Dollar
--------------------------------------------------------------------------------------------------

CONTRACTS TO SELL
-----------------
11/3/99        188,000           119,813           120,856           120,856           1,043
          Australian Dollar                      U.S. Dollar
--------------------------------------------------------------------------------------------------
11/4/99        64,000            105,019           105,370           105,370            351
            British Pound                        U.S. Dollar
--------------------------------------------------------------------------------------------------
11/29/99       246,004           257,727           263,741           263,741           6,014
                Euro                             U.S. Dollar
--------------------------------------------------------------------------------------------------
5/18/00        170,000            21,783            21,671            21,671           (112)
          Hong Kong Dollar                       U.S. Dollar
--------------------------------------------------------------------------------------------------
11/24/99     22,540,000          216,819           204,724           204,724         (12,095)
            Japanese Yen                         U.S. Dollar
--------------------------------------------------------------------------------------------------
12/17/99     29,000,000          280,223           278,846           278,846          (1,377)
            Japanese Yen                         U.S. Dollar
--------------------------------------------------------------------------------------------------
1/27/00      29,820,000          290,092           286,814           286,814          (3,278)
            Japanese Yen                         U.S. Dollar
--------------------------------------------------------------------------------------------------
                                                                                     ($9,786)
                                                                                 =================

CROSSROADS
----------
CONTRACTS TO BUY
----------------
11/4/99          75,331             75,331            46,000            75,482            151
              U.S. Dollar                         British Pound
----------------------------------------------------------------------------------------------------
11/2/99         139,388            139,388           132,000           138,681           (707)
              U.S. Dollar                              Euro
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CROSSROADS (CONTINUED)
----------------------

EXCHANGE     CURRENCY TO        U.S. $ VALUE      CURRENCY TO       U.S. $ VALUE      UNREALIZED
  DATE       BE DELIVERED     OCTOBER 31, 1999    BE RECEIVED     OCTOBER 31, 1999   GAIN (LOSS)
  ----       ------------     ----------------    -----------     ----------------   -----------
CONTRACTS TO BUY (CONTINUED)
----------------------------
5/18/00          17,858            $17,858           140,000           $17,939            $81
              U.S. Dollar                        Hong Kong Dollar
----------------------------------------------------------------------------------------------------
11/3/99          56,399             56,399            94,000            56,520            121
              U.S. Dollar                        Singapore Dollar
----------------------------------------------------------------------------------------------------

CONTRACTS TO SELL
-----------------
11/3/99         184,000            117,264           118,284           118,284           1,020
           Australian Dollar                       U.S. Dollar
----------------------------------------------------------------------------------------------------
11/4/99          36,000             59,073            59,270            59,270            197
             British Pound                         U.S. Dollar
----------------------------------------------------------------------------------------------------
11/29/99        211,756            221,847           227,024           227,024           5,177
                  Euro                             U.S. Dollar
----------------------------------------------------------------------------------------------------
5/18/00         140,000             17,939            17,847            17,847           (92)
            Hong Kong Dollar                       U.S. Dollar
----------------------------------------------------------------------------------------------------
11/24/99       38,530,000          370,631           349,956           349,956         (20,675)
              Japanese Yen                         U.S. Dollar
----------------------------------------------------------------------------------------------------
1/27/00        9,900,000            96,308            95,220            95,220          (1,088)
              Japanese Yen                         U.S. Dollar
----------------------------------------------------------------------------------------------------
                                                                                       ($15,815)
                                                                                  ==================

LEGACY
------
CONTRACTS TO BUY
----------------
11/4/99           27,840              27,840            17,000            27,896            56
                U.S. Dollar                         British Pound
------------------------------------------------------------------------------------------------------
11/2/99           29,567              29,567            28,000            29,417           (150)
                U.S. Dollar                              Euro
------------------------------------------------------------------------------------------------------
11/3/99           18,000              18,000            30,000            18,038             38
                U.S. Dollar                        Singapore Dollar
------------------------------------------------------------------------------------------------------

CONTRACTS TO SELL
-----------------
11/3/99           67,000              42,699            43,071            43,071            372
             Australian Dollar                       U.S. Dollar
------------------------------------------------------------------------------------------------------
11/4/99           30,000              49,228            49,392            49,392            164
               British Pound                         U.S. Dollar
------------------------------------------------------------------------------------------------------
11/29/99          104,143            109,106           111,653           111,653           2,547
                   Euro                              U.S. Dollar
------------------------------------------------------------------------------------------------------
11/24/99        14,870,000           143,039           135,060           135,060          (7,979)
               Japanese Yen                          U.S. Dollar
------------------------------------------------------------------------------------------------------

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

LEGACY (CONTINUED)
----------------------
EXCHANGE     CURRENCY TO        U.S. $ VALUE      CURRENCY TO       U.S. $ VALUE     UNREALIZED
  DATE       BE DELIVERED     OCTOBER 31, 1999    BE RECEIVED     OCTOBER 31, 1999   GAIN (LOSS)
  ----       ------------     ----------------    -----------     ----------------   -----------
CONTRACTS TO SELL (CONTINUED)
-----------------------------
12/17/99         7,820,000           $75,564            75,192           $75,192          ($372)
               Japanese Yen                          U.S. Dollar
------------------------------------------------------------------------------------------------------
1/27/00         3,310,000             32,200            31,836            31,836           (364)
               Japanese Yen                          U.S. Dollar
------------------------------------------------------------------------------------------------------
                                                                                         ($5,688)
                                                                                     =================

7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 14 billion shares. Of those 14 billion, 100 million shares each of Class I, Class A, Class B and Class C have been designated to the Funds. As of October 31, 1999, the following shares of the Funds were owned by ALIAC and its affiliates:

                                 CLASS I    CLASS A   CLASS B    CLASS C
                                 -------    -------   -------    -------
               Ascent           2,903,931      --      8,921       --
               Crossroads       3,764,884      --      9,017       --
               Legacy           1,833,949      --      9,921       --

GENERATION FUNDS
ADDITIONAL INFORMATION
OCTOBER 31, 1999
--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

In accordance with federal tax authorities, certain portions of the dividends taxable as ordinary income qualify for the corporate dividends received deduction. The following percentages reflect the portions of such dividends paid:

               Ascent                  14.21%
               Crossroads               8.70%
               Legacy                   5.09%

In accordance with federal tax authorities, the Funds paid the following amounts of dividends which qualify to be taxed at long-term capital gain rates:

                               AGGREGATE    PER SHARE
                               ---------    ---------
          Ascent              $1,164,780     $0.3095
          Crossroads             717,758      0.1892
          Legacy                 530,855      0.2030

YEAR 2000 (UNAUDITED)

The Funds' critical business systems were Year 2000 ready as of June 30, 1999: reviewed, fixed, tested and put into production. Like all firms, Aeltus relies on its business partners for some functions. Management will continue to monitor its Year 2000 progress to minimize potential risks. Aeltus has developed contingency plans based on a variety of internal and external factors, including areas of greatest potential impact to its customers, and created teams to handle unanticipated situations.

GENERATION FUNDS
FINANCIAL HIGHLIGHTS
ASCENT
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                       PERIOD FROM
                                                                                                     JANUARY 4, 1995
                                               YEAR ENDED   YEAR ENDED  YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                                              OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
                  CLASS I                        1999         1998         1997         1996       TO OCTOBER 31, 1995
--------------------------------------------  -----------  -----------  -----------  -----------   -------------------
Net asset value, beginning of period .......   $ 11.14      $ 14.48      $ 12.57      $ 11.67          $ 10.00
                                               -------      -------      -------      -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................      0.22         0.24         0.21         0.21             0.25
 Net realized and change in unrealized gain
   or loss on investments ..................      1.27        (0.41)        2.92         2.04             1.42
                                               -------      -------      -------      -------          -------
   Total from investment operations ........      1.49        (0.17)        3.13         2.25             1.67
                                               -------      -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ................     (0.18)       (0.41)       (0.25)       (0.38)              --
 From net realized gains on investments ....     (0.31)       (2.76)       (0.97)       (0.97)              --
                                               -------      -------      -------      -------          -------
   Total distributions .....................     (0.49)       (3.17)       (1.22)       (1.35)              --
                                               -------      -------      -------      -------          -------
Net asset value, end of period .............   $ 12.14      $ 11.14      $ 14.48      $ 12.57          $ 11.67
                                               =======      =======      =======      =======          =======

Total return ...............................     13.66%       (1.90)%      26.59%       20.94%           16.70%
Net assets, end of period (000's) ..........   $41,936      $38,012      $27,359      $25,752          $20,433
Ratio of net expenses to average net assets       1.20%        1.24%        1.52%        1.73%            1.38%(1)
Ratio of net investment income to average
 net assets ................................      1.86%        2.00%        1.53%        1.69%            2.80%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ..............      1.26%        1.43%        1.61%          --               --
Portfolio turnover rate ....................    131.62%      105.08%      162.80%      104.84%          164.09%

(1)   Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


48 See Notes to Financial Statements.

ASCENT
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                            JANUARY 20, 1997
                                YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
           CLASS A                 1999         1998       TO OCTOBER 31, 1997
------------------------------  -----------  -----------   -------------------

Net asset value, beginning of
 period.......................   $ 11.09      $ 14.42          $ 12.50
                                 -------      -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......      0.19         0.20             0.15
 Net realized and change in
  unrealized gain or loss on
  investments.................      1.26        (0.40)            1.77
                                 -------      -------          -------
   Total from investment
    operations................      1.45        (0.20)            1.92
                                 -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ..     (0.17)       (0.37)              --
 From net realized gains on
  investments.................     (0.31)       (2.76)              --
                                 -------      -------          -------
   Total distributions .......     (0.48)       (3.13)              --
                                 -------      -------          -------
Net asset value, end of period   $ 12.06      $ 11.09          $ 14.42
                                 =======      =======          =======

Total return .................     13.35%       (2.17)%          15.36%
Net assets, end of period
 (000's)......................   $16,252      $ 2,266          $   886
Ratio of net expenses to
 average net assets ..........      1.45%        1.53%            2.08%(1)
Ratio of net investment income
 to average net assets .......      1.61%        1.71%            1.11%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........      1.51%        1.72%            2.35%(1)
Portfolio turnover rate ......    131.62%      105.08%          162.80%

(1)   Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 49

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
ASCENT
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                                            (DATE OF INITIAL
                                                            PUBLIC OFFERING)
                        CLASS B                            TO OCTOBER 31, 1999
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................       $ 11.21
                                                               -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................          0.07
 Net realized and change in unrealized gain or loss on
  investments...........................................          0.78
                                                               -------
   Total from investment operations ....................          0.85
                                                               -------
Net asset value, end of period .........................       $ 12.06
                                                               =======

Total return ...........................................          7.58%
Net assets, end of period (000's) ......................       $   116
Ratio of net expenses to average net assets ............          2.20%(1)
Ratio of net investment income to average net assets ...          0.86%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................          2.26%(1)
Portfolio turnover rate ................................        131.62%

(1)   Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


50 See Notes to Financial Statements.

ASCENT
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                              JUNE 30, 1998
                                             YEAR ENDED     (DATE OF INITIAL
                                             OCTOBER 31,    PUBLIC OFFERING)
                  CLASS C                       1999       TO OCTOBER 31, 1998
-------------------------------------------  -----------   -------------------

Net asset value, beginning of period ......   $ 11.11          $ 12.49
                                              -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................      0.10             0.04
 Net realized and change in unrealized gain
  or loss on investments ..................      1.26            (1.42)
                                              -------          -------
   Total from investment operations .......      1.36            (1.38)
                                              -------          -------
LESS DISTRIBUTIONS:
 From net investment income ...............     (0.13)              --
 From net realized gains on investments....     (0.31)              --
                                              -------          -------
   Total distributions ....................     (0.44)              --
                                              -------          -------
Net asset value, end of period ............   $ 12.03          $ 11.11
                                              =======          =======

Total return ..............................     12.47%          (11.05)%
Net assets, end of period (000's) .........   $ 2,626          $   133
Ratio of net expenses to average net assets      2.20%            2.23%(1)
Ratio of net investment income to average
 net assets ...............................      0.86%            1.01%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............      2.26%            2.42%(1)
Portfolio turnover rate ...................    131.62%          105.08%

(1)   Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 51

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
CROSSROADS
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                          PERIOD FROM
                                                                                                        JANUARY 4, 1995
                                                 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                                                 OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
                    CLASS I                         1999         1998         1997         1996       TO OCTOBER 31, 1995
-----------------------------------------------  -----------  -----------  -----------  -----------   -------------------
Net asset value, beginning of period ..........   $ 11.08      $ 13.29      $ 12.16      $ 11.53          $ 10.00
                                                  -------      -------      -------      -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................      0.30         0.31         0.27         0.25             0.29
 Net realized and change in unrealized gain or
   loss on investments ........................      0.83        (0.37)        2.16         1.64             1.24
                                                  -------      -------      -------      -------          -------
   Total from investment operations ...........      1.13        (0.06)        2.43         1.89             1.53
                                                  -------      -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ...................     (0.21)       (0.45)       (0.30)       (0.44)              --
 From net realized gains on investments .......     (0.24)       (1.70)       (1.00)       (0.82)              --
                                                  -------      -------      -------      -------          -------
   Total distributions ........................     (0.45)       (2.15)       (1.30)       (1.26)              --
                                                  -------      -------      -------      -------          -------
Net asset value, end of period ................   $ 11.76      $ 11.08      $ 13.29      $ 12.16          $ 11.53
                                                  =======      =======      =======      =======          =======

Total return ..................................     10.31%       (0.87)%      21.65%       17.66%           15.30%
Net assets, end of period (000's) .............   $48,440      $37,620      $26,028      $22,947          $20,370
Ratio of net expenses to average net assets ...      1.20%        1.24%        1.57%        1.74%            1.40%(1)
Ratio of net investment income to average net
 assets........................................      2.54%        2.61%        2.13%        2.18%            3.26%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .................      1.28%        1.40%        1.66%          --               --
Portfolio turnover rate .......................    124.90%      115.65%      161.75%      107.40%          166.93%

(1)   Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


52 See Notes to Financial Statements.

CROSSROADS
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                            JANUARY 20, 1997
                                YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
           CLASS A                 1999         1998       TO OCTOBER 31, 1997
------------------------------  -----------  -----------   -------------------

Net asset value, beginning of
 period.......................   $ 11.01      $ 13.22          $ 11.67
                                 -------      -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......      0.27         0.27             0.30
 Net realized and change in
  unrealized gain or loss on
  investments.................      0.83        (0.37)            1.25
                                 -------      -------          -------
   Total from investment
    operations................      1.10        (0.10)            1.55
                                 -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ..     (0.20)       (0.41)              --
 From net realized gains on
  investments.................     (0.24)       (1.70)              --
                                 -------      -------          -------
   Total distributions .......     (0.44)       (2.11)              --
                                 -------      -------          -------
Net asset value, end of period   $ 11.67      $ 11.01          $ 13.22
                                 =======      =======          =======

Total return .................     10.10%       (1.17)%          13.28%
Net assets, end of period
 (000's)......................   $15,389      $ 2,105          $   547
Ratio of net expenses to
 average net assets ..........      1.45%        1.52%            2.11%(1)
Ratio of net investment income
 to average net assets .......      2.29%        2.33%            1.64%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........      1.53%        1.68%            2.41%(1)
Portfolio turnover rate ......    124.90%      115.65%          161.75%

(1)   Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 53

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
CROSSROADS
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                                            (DATE OF INITIAL
                                                            PUBLIC OFFERING)
                        CLASS B                            TO OCTOBER 31, 1999
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................       $ 11.09
                                                               -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................          0.12
 Net realized and change in unrealized gain or loss on
  investments...........................................          0.47
                                                               -------
   Total from investment operations ....................          0.59
                                                               -------
Net asset value, end of period .........................       $ 11.68
                                                               =======

Total return ...........................................          5.32%
Net assets, end of period (000's) ......................       $   105
Ratio of net expenses to average net assets ............          2.20%(1)
Ratio of net investment income to average net assets ...          1.54%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................          2.28%(1)
Portfolio turnover rate ................................        124.90%

(1)   Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


54 See Notes to Financial Statements.

CROSSROADS
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                              JUNE 30, 1998
                                             YEAR ENDED     (DATE OF INITIAL
                                             OCTOBER 31,    PUBLIC OFFERING)
                  CLASS C                       1999       TO OCTOBER 31, 1998
-------------------------------------------  -----------   -------------------

Net asset value, beginning of period ......   $ 11.04          $ 12.18
                                              -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................      0.18             0.06
 Net realized and change in unrealized gain
  or loss on investments ..................      0.83            (1.20)
                                              -------          -------
   Total from investment operations .......      1.01            (1.14)
                                              -------          -------
LESS DISTRIBUTIONS:
 From net investment income ...............     (0.16)              --
 From net realized gains on investments....     (0.24)              --
                                              -------          -------
   Total distributions ....................     (0.40)              --
                                              -------          -------
Net asset value, end of period ............   $ 11.65          $ 11.04
                                              =======          =======

Total return ..............................      9.30%           (9.36)%
Net assets, end of period (000's) .........   $   127          $   158
Ratio of net expenses to average net assets      2.20%            2.24%(1)
Ratio of net investment income to average
 net assets ...............................      1.54%            1.61%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............      2.28%            2.40%(1)
Portfolio turnover rate ...................    124.90%          115.65%

(1)   Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 55

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
LEGACY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                          PERIOD FROM
                                                                                                        JANUARY 4, 1995
                                                 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                                                 OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
                    CLASS I                         1999         1998         1997         1996       TO OCTOBER 31, 1995
-----------------------------------------------  -----------  -----------  -----------  -----------   -------------------
Net asset value, beginning of period ..........   $ 10.21      $ 12.15      $ 11.64      $ 11.41          $ 10.00
                                                  -------      -------      -------      -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................      0.34         0.35         0.32         0.29             0.33
 Net realized and change in unrealized gain or
   loss on investments ........................      0.46        (0.07)        1.41         1.20             1.08
                                                  -------      -------      -------      -------          -------
   Total from investment operations ...........      0.80         0.28         1.73         1.49             1.41
                                                  -------      -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ...................     (0.22)       (0.60)       (0.33)       (0.50)              --
 From net realized gains on investments .......     (0.22)       (1.62)       (0.89)       (0.76)              --
                                                  -------      -------      -------      -------          -------
   Total distributions ........................     (0.44)       (2.22)       (1.22)       (1.26)              --
                                                  -------      -------      -------      -------          -------
Net asset value, end of period ................   $ 10.57      $ 10.21      $ 12.15      $ 11.64          $ 11.41
                                                  =======      =======      =======      =======          =======

Total return ..................................      7.99%        2.51%       15.94%       14.11%           14.10%
Net assets, end of period (000's) .............   $24,107      $22,352      $18,313      $22,326          $19,651
Ratio of net expenses to average net assets ...      1.20%        1.24%        1.63%        1.73%            1.42%(1)
Ratio of net investment income to average net
 assets........................................      3.23%        3.26%        2.77%        2.62%            3.75%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .................      1.45%        1.67%        1.75%          --               --
Portfolio turnover rate .......................    119.85%      115.12%      158.71%       91.62%          179.88%

(1)   Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


56 See Notes to Financial Statements.

LEGACY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                            JANUARY 20, 1997
                                YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
           CLASS A                 1999         1998       TO OCTOBER 31, 1997
------------------------------  -----------  -----------   -------------------

Net asset value, beginning of
 period.......................   $ 10.15      $ 12.09          $ 11.01
                                 -------      -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......      0.31         0.31             0.29
 Net realized and change in
  unrealized gain or loss on
  investments.................      0.46        (0.06)            0.79
                                 -------      -------          -------
   Total from investment
    operations................      0.77         0.25             1.08
                                 -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ..     (0.22)       (0.57)              --
 From net realized gains on
  investments.................     (0.22)       (1.62)              --
                                 -------      -------          -------
   Total distributions .......     (0.44)       (2.19)              --
                                 -------      -------          -------
Net asset value, end of period   $ 10.48      $ 10.15          $ 12.09
                                 =======      =======          =======

Total return .................      7.65%        2.29%            9.81%
Net assets, end of period
 (000's)......................   $10,371      $ 1,812          $   481
Ratio of net expenses to
 average net assets ..........      1.45%        1.53%            2.21%(1)
Ratio of net investment income
 to average net assets .......      2.98%        2.97%            2.39%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........      1.70%        1.96%            2.50%(1)
Portfolio turnover rate ......    119.85%      115.12%          158.71%

(1)   Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 57

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
LEGACY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                                            (DATE OF INITIAL
                                                            PUBLIC OFFERING)
                        CLASS B                            TO OCTOBER 31, 1999
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................       $ 10.08
                                                               -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................          0.16
 Net realized and change in unrealized gain or loss on
  investments...........................................          0.25
                                                               -------
   Total from investment operations ....................          0.41
                                                               -------
Net asset value, end of period .........................       $ 10.49
                                                               =======

Total return ...........................................          4.07%
Net assets, end of period (000's) ......................       $   123
Ratio of net expenses to average net assets ............          2.20%(1)
Ratio of net investment income to average net assets ...          2.23%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................          2.45%(1)
Portfolio turnover rate ................................        119.85%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


58 See Notes to Financial Statements.

LEGACY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                              JUNE 30, 1998
                                             YEAR ENDED     (DATE OF INITIAL
                                             OCTOBER 31,    PUBLIC OFFERING)
                  CLASS C                       1999       TO OCTOBER 31, 1998
-------------------------------------------  -----------   -------------------

Net asset value, beginning of period ......   $ 10.18          $ 10.72
                                              -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................      0.23             0.08
 Net realized and change in unrealized gain
  or loss on investments ..................      0.46            (0.62)
                                              -------          -------
   Total from investment operations .......      0.69            (0.54)
                                              -------          -------
LESS DISTRIBUTIONS:
 From net investment income ...............     (0.19)              --
 From net realized gains on investments....     (0.22)              --
                                              -------          -------
   Total distributions ....................     (0.41)              --
                                              -------          -------
Net asset value, end of period ............   $ 10.46          $ 10.18
                                              =======          =======

Total return ..............................      6.88%           (5.04)%
Net assets, end of period (000's) .........   $   304          $   171
Ratio of net expenses to average net assets      2.20%            2.24%(1)
Ratio of net investment income to average
 net assets ...............................      2.23%            2.26%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............      2.45%            2.67%(1)
Portfolio turnover rate ...................    119.85%          115.12%

(1)   Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 59

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Aetna Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Aetna Ascent Fund, Aetna Crossroads Fund and Aetna Legacy Fund, portfolios of Aetna Series Fund, Inc. (collectively the Generation Funds), including the portfolios of investments as of October 31, 1999, and the related statements of operations for the year then ended and statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Generation Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of the Generation Funds as of October 31, 1999, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                     /s/ KPMG LLP

Hartford, Connecticut
December 17, 1999


60